UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of September 30, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING

PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.9%
	Consumer Discretionary — 14.7%
	Distributors — 1.0%
663	Genuine Parts Co.	53,605

	Hotels, Restaurants & Leisure — 3.2%
930	Brinker International, Inc.	37,685
865	Dunkin’ Brands Group, Inc.	39,146
281	McDonald’s Corp.	27,014
881	Yum! Brands, Inc.	62,866

		166,711

	Household Durables — 0.5%
302	Tupperware Brands Corp.	26,088

	Media — 4.3%
1,194	Cinemark Holdings, Inc.	37,896
744	Comcast Corp., Class A	32,254
511	Omnicom Group, Inc.	32,422
341	Time Warner Cable, Inc.	38,035
1,298	Time Warner, Inc.	85,389

		225,996

	Multiline Retail — 0.7%
662	Nordstrom, Inc.	37,198

	Specialty Retail — 3.9%
1,090	Home Depot, Inc. (The)	82,695
818	L Brands, Inc.	49,956
242	Tiffany & Co.	18,535
949	Williams-Sonoma, Inc.	53,341

		204,527

	Textiles, Apparel & Luxury Goods — 1.1%
274	V.F. Corp.	54,442

	Total Consumer Discretionary	768,567

	Consumer Staples — 7.3%
	Beverages — 1.0%
1,357	Coca-Cola Co. (The)	51,414

	Food Products — 2.6%
537	Hershey Co. (The)	49,680
223	JM Smucker Co. (The)	23,421
1,944	Mondelez International, Inc., Class A	61,088

		134,189

	Household Products — 1.3%
930	Procter & Gamble Co. (The)	70,324

	Tobacco — 2.4%
876	Lorillard, Inc.	39,209
1,010	Philip Morris International, Inc.	87,463

		126,672

	Total Consumer Staples	382,599

	Energy — 11.0%
	Oil, Gas & Consumable Fuels — 11.0%
986	Chevron Corp.	119,747
1,985	ConocoPhillips	137,978
1,400	Exxon Mobil Corp.	120,483
949	Kinder Morgan, Inc.	33,748
1,386	Occidental Petroleum Corp.	129,666
902	Williams Cos., Inc. (The)	32,807

	Total Energy	574,429

	Financials — 23.5%
	Capital Markets — 3.7%
392	Ameriprise Financial, Inc.	35,687
181	BlackRock, Inc.	48,965
1,062	Northern Trust Corp.	57,755
715	T. Rowe Price Group, Inc.	51,412

		193,819

	Commercial Banks — 9.1%
1,655	BB&T Corp.	55,862
449	Cullen/Frost Bankers, Inc.	31,684
382	M&T Bank Corp.	42,805
1,116	PNC Financial Services Group, Inc. (The)	80,875
1,349	U.S. Bancorp	49,339
5,254	Wells Fargo & Co.	217,096

		477,661

	Diversified Financial Services — 2.5%
1,032	CME Group, Inc.	76,266
857	McGraw Hill Financial, Inc.	56,210

		132,476

	Insurance — 7.7%
1,122	Arthur J. Gallagher & Co.	48,982
729	Cincinnati Financial Corp.	34,377
1,880	Hartford Financial Services Group, Inc.	58,513
1,151	MetLife, Inc.	54,043
861	Prudential Financial, Inc.	67,155
1,079	Travelers Cos., Inc. (The)	91,447
1,307	Validus Holdings Ltd., (Bermuda)	48,329

		402,846

	Real Estate Investment Trusts (REITs) — 0.5%
397	Alexandria Real Estate Equities, Inc.	25,352

	Total Financials	1,232,154

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care — 12.7%
	Health Care Equipment & Supplies — 2.0%
722	Baxter International, Inc.	47,406
569	Becton, Dickinson & Co.	56,886

		104,292

	Pharmaceuticals — 10.7%
1,033	AbbVie, Inc.	46,192
1,647	Bristol-Myers Squibb Co.	76,205
1,603	Johnson & Johnson	138,989
3,266	Merck & Co., Inc.	155,473
5,071	Pfizer, Inc.	145,600

		562,459

	Total Health Care	666,751

	Industrials — 8.5%
	Aerospace & Defense — 2.6%
735	Honeywell International, Inc.	61,037
709	United Technologies Corp.	76,415

		137,452

	Air Freight & Logistics — 1.1%
628	United Parcel Service, Inc., Class B	57,366

	Electrical Equipment — 0.7%
526	Emerson Electric Co.	34,047

	Industrial Conglomerates — 1.0%
455	3M Co.	54,308

	Machinery — 2.8%
756	Illinois Tool Works, Inc.	57,680
897	PACCAR, Inc.	49,937
362	Snap-on, Inc.	36,009

		143,626

	Road & Rail — 0.3%
218	Norfolk Southern Corp.	16,897

	Total Industrials	443,696

	Information Technology — 10.2%
	Communications Equipment — 0.8%
612	QUALCOMM, Inc.	41,235

	Computers & Peripherals — 0.8%
82	Apple, Inc.	39,092

	Electronic Equipment, Instruments & Components — 0.7%
922	Molex, Inc.	35,498

	IT Services — 2.7%
637	Accenture plc, (Ireland), Class A	46,880
687	Automatic Data Processing, Inc.	49,735
970	Fidelity National Information Services, Inc.	45,054

		141,669

	Semiconductors & Semiconductor Equipment — 4.2%
1,312	Analog Devices, Inc.	61,715
1,059	KLA-Tencor Corp.	64,426
1,073	Texas Instruments, Inc.	43,222
1,124	Xilinx, Inc.	52,669

		222,032

	Software — 1.0%
1,573	Microsoft Corp.	52,390

	Total Information Technology	531,916

	Materials — 2.7%
	Chemicals — 2.7%
609	Air Products & Chemicals, Inc.	64,892
652	E.I. du Pont de Nemours & Co.	38,197
230	PPG Industries, Inc.	38,470

	Total Materials	141,559

	Telecommunication Services — 2.0%
	Diversified Telecommunication Services — 2.0%
735	AT&T, Inc. (m)	24,842
1,721	Verizon Communications, Inc.	80,317

	Total Telecommunication Services	105,159

	Utilities — 6.3%
	Electric Utilities — 2.9%
843	Edison International	38,811
724	NextEra Energy, Inc.	58,023
2,054	Xcel Energy, Inc.	56,722

		153,556

	Multi-Utilities — 3.4%
1,257	CMS Energy Corp.	33,074
384	DTE Energy Co.	25,326
1,510	NiSource, Inc.	46,645
844	Sempra Energy	72,226

		177,271

	Total Utilities	330,827

	Total Common Stocks (Cost $4,334,637)	5,177,657

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.0%
	Investment Company — 3.0%
155,099	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $155,099)	155,099

	Total Investments — 101.9% (Cost $4,489,736)	5,332,756
	Liabilities in Excess of Other Assets — (1.9)%	(100,625)

	NET ASSETS — 100.0%	$5,232,131

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$851,814
Aggregate gross unrealized depreciation	(8,794)

Net unrealized appreciation/depreciation	$843,020

Federal income tax cost of investments	$4,489,736

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	5,332,756	—	—	5,332,756

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.7%
	Consumer Discretionary — 12.3%
	Auto Components — 0.4%
14	BorgWarner, Inc.	1,399
34	Delphi Automotive plc, (United Kingdom)	1,987
30	Goodyear Tire & Rubber Co. (The) (a)	666
82	Johnson Controls, Inc.	3,422

		7,474

	Automobiles — 0.8%
475	Ford Motor Co.	8,009
113	General Motors Co. (a)	4,080
27	Harley-Davidson, Inc.	1,727

		13,816

	Distributors — 0.1%
19	Genuine Parts Co.	1,510

	Diversified Consumer Services — 0.0% (g)
33	H&R Block, Inc.	880

	Hotels, Restaurants & Leisure — 1.8%
53	Carnival Corp.	1,722
4	Chipotle Mexican Grill, Inc. (a)	1,595
16	Darden Restaurants, Inc.	727
31	International Game Technology	595
27	Marriott International, Inc., Class A	1,153
120	McDonald’s Corp.	11,589
91	Starbucks Corp.	6,969
23	Starwood Hotels & Resorts Worldwide, Inc.	1,561
16	Wyndham Worldwide Corp.	977
10	Wynn Resorts Ltd.	1,540
54	Yum! Brands, Inc.	3,839

		32,267

	Household Durables — 0.3%
34	D.R. Horton, Inc.	665
15	Garmin Ltd., (Switzerland)	670
8	Harman International Industries, Inc.	544
17	Leggett & Platt, Inc.	516
20	Lennar Corp., Class A	708
35	Newell Rubbermaid, Inc.	955
42	PulteGroup, Inc.	695
10	Whirlpool Corp.	1,399

		6,152

	Internet & Catalog Retail — 1.3%
45	Amazon.com, Inc. (a)	13,942
13	Expedia, Inc.	671
7	Netflix, Inc. (a)	2,196
6	priceline.com, Inc. (a)	6,274
13	TripAdvisor, Inc. (a)	1,019

		24,102

	Leisure Equipment & Products — 0.1%
14	Hasbro, Inc.	656
42	Mattel, Inc.	1,738

		2,394

	Media — 3.7%
26	Cablevision Systems Corp., Class A	434
68	CBS Corp. (Non-Voting), Class B	3,739
315	Comcast Corp., Class A	14,230
62	DIRECTV (a)	3,676
28	Discovery Communications, Inc., Class A (a)	2,349
27	Gannett Co., Inc.	730
51	Interpublic Group of Cos., Inc. (The)	874
60	News Corp., Class A (a)	964
31	Omnicom Group, Inc.	1,966
13	Scripps Networks Interactive, Inc., Class A	1,030
34	Time Warner Cable, Inc.	3,843
111	Time Warner, Inc.	7,296
239	Twenty-First Century Fox, Inc.	8,018
52	Viacom, Inc., Class B	4,371
200	Walt Disney Co. (The)	12,911
1	Washington Post Co. (The), Class B	323

		66,754

	Multiline Retail — 0.8%
36	Dollar General Corp. (a)	2,026
27	Dollar Tree, Inc. (a)	1,536
12	Family Dollar Stores, Inc.	839
40	J.C. Penney Co., Inc. (a)	355
25	Kohl’s Corp.	1,273
45	Macy’s, Inc.	1,962
17	Nordstrom, Inc.	977
76	Target Corp.	4,866

		13,834

	Specialty Retail — 2.3%
9	Abercrombie & Fitch Co., Class A	326
8	AutoNation, Inc. (a)	405
4	AutoZone, Inc. (a)	1,810
26	Bed Bath & Beyond, Inc. (a)	2,030
33	Best Buy Co., Inc.	1,219
27	CarMax, Inc. (a)	1,306
14	GameStop Corp., Class A	700

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Specialty Retail — Continued
33	Gap, Inc. (The)	1,339
173	Home Depot, Inc. (The)	13,093
29	L Brands, Inc.	1,793
127	Lowe’s Cos., Inc.	6,034
13	O’Reilly Automotive, Inc. (a)	1,669
13	PetSmart, Inc.	955
26	Ross Stores, Inc.	1,901
80	Staples, Inc.	1,166
13	Tiffany & Co.	1,016
86	TJX Cos., Inc.	4,860
13	Urban Outfitters, Inc. (a)	483

		42,105

	Textiles, Apparel & Luxury Goods — 0.7%
34	Coach, Inc.	1,853
6	Fossil Group, Inc. (a)	704
90	NIKE, Inc., Class B	6,546
10	PVH Corp.	1,167
7	Ralph Lauren Corp.	1,203
11	V.F. Corp.	2,109

		13,582

	Total Consumer Discretionary	224,870

	Consumer Staples — 9.9%
	Beverages — 2.2%
20	Beam, Inc.	1,262
20	Brown-Forman Corp., Class B	1,334
459	Coca-Cola Co. (The)	17,402
30	Coca-Cola Enterprises, Inc.	1,205
20	Constellation Brands, Inc., Class A (a)	1,147
25	Dr. Pepper Snapple Group, Inc.	1,100
19	Molson Coors Brewing Co., Class B	953
16	Monster Beverage Corp. (a)	854
186	PepsiCo, Inc.	14,774

		40,031

	Food & Staples Retailing — 2.3%
53	Costco Wholesale Corp.	6,058
148	CVS Caremark Corp.	8,400
62	Kroger Co. (The)	2,519
29	Safeway, Inc.	930
71	Sysco Corp.	2,257
105	Walgreen Co.	5,637
196	Wal-Mart Stores, Inc.	14,507
45	Whole Foods Market, Inc.	2,626

		42,934

	Food Products — 1.6%
79	Archer-Daniels-Midland Co.	2,927
22	Campbell Soup Co.	876
51	ConAgra Foods, Inc.	1,543
77	General Mills, Inc.	3,706
18	Hershey Co. (The)	1,667
16	Hormel Foods Corp.	683
13	JM Smucker Co. (The)	1,331
31	Kellogg Co.	1,821
72	Kraft Foods Group, Inc.	3,764
16	McCormick & Co., Inc. (Non-Voting)	1,029
24	Mead Johnson Nutrition Co.	1,811
215	Mondelez International, Inc., Class A	6,742
34	Tyson Foods, Inc., Class A	949

		28,849

	Household Products — 2.0%
16	Clorox Co. (The)	1,285
106	Colgate-Palmolive Co.	6,298
46	Kimberly-Clark Corp.	4,349
330	Procter & Gamble Co. (The)	24,946

		36,878

	Personal Products — 0.2%
52	Avon Products, Inc.	1,076
31	Estee Lauder Cos., Inc. (The), Class A	2,154

		3,230

	Tobacco — 1.6%
242	Altria Group, Inc.	8,297
45	Lorillard, Inc.	2,018
195	Philip Morris International, Inc.	16,888
38	Reynolds American, Inc.	1,861

		29,064

	Total Consumer Staples	180,986

	Energy — 10.3%
	Energy Equipment & Services — 1.9%
53	Baker Hughes, Inc.	2,622
30	Cameron International Corp. (a)	1,731
8	Diamond Offshore Drilling, Inc.	522
28	Ensco plc, (United Kingdom), Class A	1,513
29	FMC Technologies, Inc. (a)	1,582
102	Halliburton Co.	4,906
13	Helmerich & Payne, Inc.	885
31	Nabors Industries Ltd., (Bermuda)	503
52	National Oilwell Varco, Inc.	4,024
31	Noble Corp., (Switzerland)	1,154
15	Rowan Cos. plc, Class A (a)	550

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
159	Schlumberger Ltd.	14,089

		34,081

	Oil, Gas & Consumable Fuels — 8.4%
61	Anadarko Petroleum Corp.	5,633
49	Apache Corp.	4,143
51	Cabot Oil & Gas Corp.	1,892
61	Chesapeake Energy Corp.	1,580
233	Chevron Corp.	28,286
147	ConocoPhillips	10,244
28	CONSOL Energy, Inc.	928
45	Denbury Resources, Inc. (a)	828
46	Devon Energy Corp.	2,657
33	EOG Resources, Inc.	5,557
18	EQT Corp.	1,610
530	Exxon Mobil Corp.	45,635
35	Hess Corp.	2,688
81	Kinder Morgan, Inc.	2,886
86	Marathon Oil Corp.	2,983
38	Marathon Petroleum Corp.	2,427
21	Murphy Oil Corp.	1,277
16	Newfield Exploration Co. (a)	448
43	Noble Energy, Inc.	2,900
97	Occidental Petroleum Corp.	9,082
33	Peabody Energy Corp.	561
74	Phillips 66	4,258
17	Pioneer Natural Resources Co.	3,152
22	QEP Resources, Inc.	599
20	Range Resources Corp.	1,495
42	Southwestern Energy Co. (a)	1,541
81	Spectra Energy Corp.	2,761
16	Tesoro Corp.	716
65	Valero Energy Corp.	2,231
82	Williams Cos., Inc. (The)	2,994
24	WPX Energy, Inc. (a)	466

		154,458

	Total Energy	188,539

	Financials — 16.0%
	Capital Markets — 2.1%
24	Ameriprise Financial, Inc.	2,172
139	Bank of New York Mellon Corp. (The)	4,185
15	BlackRock, Inc.	4,107
139	Charles Schwab Corp. (The)	2,946
35	E*TRADE Financial Corp. (a)	571
49	Franklin Resources, Inc.	2,476
50	Goldman Sachs Group, Inc. (The)	7,963
53	Invesco Ltd.	1,702
13	Legg Mason, Inc.	438
168	Morgan Stanley	4,516
27	Northern Trust Corp.	1,480
54	State Street Corp.	3,534
31	T. Rowe Price Group, Inc.	2,255

		38,345

	Commercial Banks — 2.8%
85	BB&T Corp.	2,863
22	Comerica, Inc.	876
107	Fifth Third Bancorp	1,928
100	Huntington Bancshares, Inc.	826
110	KeyCorp	1,252
15	M&T Bank Corp.	1,639
64	PNC Financial Services Group, Inc. (The)	4,640
168	Regions Financial Corp.	1,558
65	SunTrust Banks, Inc.	2,106
222	U.S. Bancorp	8,108
582	Wells Fargo & Co.	24,058
22	Zions Bancorporation	610

		50,464

	Consumer Finance — 1.0%
112	American Express Co.	8,443
71	Capital One Financial Corp.	4,849
58	Discover Financial Services	2,947
53	SLM Corp.	1,309

		17,548

	Diversified Financial Services — 3.8%
1,295	Bank of America Corp.	17,865
366	Citigroup, Inc.	17,776
38	CME Group, Inc.	2,798
9	IntercontinentalExchange, Inc. (a)	1,593
454	JPMorgan Chase & Co. (q)	23,446
38	Leucadia National Corp.	1,029
33	McGraw Hill Financial, Inc.	2,175
23	Moody’s Corp.	1,644
14	NASDAQ OMX Group, Inc. (The)	447
29	NYSE Euronext	1,229

		70,002

	Insurance — 4.3%
41	ACE Ltd., (Switzerland)	3,835
56	Aflac, Inc.	3,474
56	Allstate Corp. (The)	2,823

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
178	American International Group, Inc.	8,651
37	Aon plc, (United Kingdom)	2,758
9	Assurant, Inc.	489
217	Berkshire Hathaway, Inc., Class B (a)	24,619
31	Chubb Corp. (The)	2,749
18	Cincinnati Financial Corp.	837
60	Genworth Financial, Inc., Class A (a)	761
55	Hartford Financial Services Group, Inc.	1,707
32	Lincoln National Corp.	1,338
37	Loews Corp.	1,724
66	Marsh & McLennan Cos., Inc.	2,884
135	MetLife, Inc.	6,336
33	Principal Financial Group, Inc.	1,413
67	Progressive Corp. (The)	1,815
56	Prudential Financial, Inc.	4,370
11	Torchmark Corp.	799
45	Travelers Cos., Inc. (The)	3,815
32	Unum Group	967
34	XL Group plc, (Ireland)	1,063

		79,227

	Real Estate Investment Trusts (REITs) — 1.9%
48	American Tower Corp.	3,529
18	Apartment Investment & Management Co., Class A	491
15	AvalonBay Communities, Inc.	1,863
18	Boston Properties, Inc.	1,963
40	Equity Residential	2,163
55	HCP, Inc.	2,246
35	Health Care REIT, Inc.	2,156
90	Host Hotels & Resorts, Inc.	1,597
49	Kimco Realty Corp.	996
17	Macerich Co. (The)	956
20	Plum Creek Timber Co., Inc.	920
60	Prologis, Inc.	2,261
17	Public Storage	2,796
37	Simon Property Group, Inc.	5,543
35	Ventas, Inc.	2,173
21	Vornado Realty Trust	1,762
70	Weyerhaeuser Co.	2,015

		35,430

	Real Estate Management & Development — 0.0% (g)
33	CBRE Group, Inc., Class A (a)	773

	Thrifts & Mortgage Finance — 0.1%
57	Hudson City Bancorp, Inc.	519
39	People’s United Financial, Inc.	556

		1,075

	Total Financials	292,864

	Health Care — 12.9%
	Biotechnology — 2.4%
24	Alexion Pharmaceuticals, Inc. (a)	2,738
91	Amgen, Inc.	10,162
29	Biogen Idec, Inc. (a)	6,896
50	Celgene Corp. (a)	7,629
184	Gilead Sciences, Inc. (a)	11,590
9	Regeneron Pharmaceuticals, Inc. (a)	2,941
28	Vertex Pharmaceuticals, Inc. (a)	2,127

		44,083

	Health Care Equipment & Supplies — 2.1%
187	Abbott Laboratories	6,216
65	Baxter International, Inc.	4,297
23	Becton, Dickinson & Co.	2,341
162	Boston Scientific Corp. (a)	1,900
10	C.R. Bard, Inc.	1,099
26	CareFusion Corp. (a)	953
55	Covidien plc, (Ireland)	3,378
17	DENTSPLY International, Inc.	744
14	Edwards Lifesciences Corp. (a)	942
5	Intuitive Surgical, Inc. (a)	1,800
120	Medtronic, Inc.	6,401
35	St. Jude Medical, Inc.	1,857
36	Stryker Corp.	2,402
13	Varian Medical Systems, Inc. (a)	970
20	Zimmer Holdings, Inc.	1,678

		36,978

	Health Care Providers & Services — 2.0%
45	Aetna, Inc.	2,871
28	AmerisourceBergen Corp.	1,701
41	Cardinal Health, Inc.	2,133
34	Cigna Corp.	2,620
21	DaVita HealthCare Partners, Inc. (a)	1,210
98	Express Scripts Holding Co. (a)	6,061
19	Humana, Inc.	1,760
11	Laboratory Corp. of America Holdings (a)	1,077
28	McKesson Corp.	3,535
10	Patterson Cos., Inc.	403
18	Quest Diagnostics, Inc.	1,131
12	Tenet Healthcare Corp. (a)	505
123	UnitedHealth Group, Inc.	8,773

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
36	WellPoint, Inc.	3,012

		36,792

	Health Care Technology — 0.1%
36	Cerner Corp. (a)	1,869

	Life Sciences Tools & Services — 0.5%
40	Agilent Technologies, Inc.	2,043
21	Life Technologies Corp. (a)	1,557
14	PerkinElmer, Inc.	510
43	Thermo Fisher Scientific, Inc.	4,003
10	Waters Corp. (a)	1,091

		9,204

	Pharmaceuticals — 5.8%
191	AbbVie, Inc.	8,546
21	Actavis, Inc. (a)	3,007
36	Allergan, Inc.	3,235
198	Bristol-Myers Squibb Co.	9,181
119	Eli Lilly & Co.	6,013
28	Forest Laboratories, Inc. (a)	1,218
20	Hospira, Inc. (a)	783
340	Johnson & Johnson	29,438
353	Merck & Co., Inc.	16,789
46	Mylan, Inc. (a)	1,756
11	Perrigo Co.	1,400
798	Pfizer, Inc.	22,904
60	Zoetis, Inc.	1,875

		106,145

	Total Health Care	235,071

	Industrials — 10.6%
	Aerospace & Defense — 2.7%
84	Boeing Co. (The)	9,828
40	General Dynamics Corp.	3,505
95	Honeywell International, Inc.	7,854
11	L-3 Communications Holdings, Inc.	1,020
32	Lockheed Martin Corp.	4,144
28	Northrop Grumman Corp.	2,642
18	Precision Castparts Corp.	3,985
39	Raytheon Co.	2,995
16	Rockwell Collins, Inc.	1,104
34	Textron, Inc.	934
102	United Technologies Corp.	10,967

		48,978

	Air Freight & Logistics — 0.8%
19	C.H. Robinson Worldwide, Inc.	1,144
25	Expeditors International of Washington, Inc.	1,096
36	FedEx Corp.	4,086
87	United Parcel Service, Inc., Class B	7,955

		14,281

	Airlines — 0.2%
103	Delta Air Lines, Inc.	2,439
85	Southwest Airlines Co.	1,239

		3,678

	Building Products — 0.0% (g)
43	Masco Corp.	916

	Commercial Services & Supplies — 0.5%
24	ADT Corp. (The) (a)	980
12	Cintas Corp.	634
21	Iron Mountain, Inc.	554
24	Pitney Bowes, Inc.	442
33	Republic Services, Inc.	1,092
10	Stericycle, Inc. (a)	1,195
56	Tyco International Ltd., (Switzerland)	1,949
53	Waste Management, Inc.	2,167

		9,013

	Construction & Engineering — 0.2%
20	Fluor Corp.	1,394
16	Jacobs Engineering Group, Inc. (a)	922
26	Quanta Services, Inc. (a)	709

		3,025

	Electrical Equipment — 0.8%
29	AMETEK, Inc.	1,355
57	Eaton Corp. plc, (Ireland)	3,931
86	Emerson Electric Co.	5,571
17	Rockwell Automation, Inc.	1,787
12	Roper Industries, Inc.	1,588

		14,232

	Industrial Conglomerates — 2.4%
78	3M Co.	9,343
72	Danaher Corp.	4,997
1,227	General Electric Co. (k)	29,316

		43,656

	Machinery — 1.8%
77	Caterpillar, Inc.	6,392
21	Cummins, Inc.	2,788
46	Deere & Co.	3,755
21	Dover Corp.	1,848

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Machinery — Continued
17	Flowserve Corp.	1,057
50	Illinois Tool Works, Inc.	3,787
33	Ingersoll-Rand plc, (Ireland)	2,118
13	Joy Global, Inc.	654
43	PACCAR, Inc.	2,374
13	Pall Corp.	1,038
18	Parker Hannifin Corp.	1,955
24	Pentair Ltd., (Switzerland)	1,559
7	Snap-on, Inc.	698
19	Stanley Black & Decker, Inc.	1,747
22	Xylem, Inc.	624

		32,394

	Professional Services — 0.1%
5	Dun & Bradstreet Corp. (The)	486
15	Equifax, Inc.	875
26	Nielsen Holdings N.V.	944
17	Robert Half International, Inc.	653

		2,958

	Road & Rail — 0.9%
123	CSX Corp.	3,160
13	Kansas City Southern	1,453
38	Norfolk Southern Corp.	2,908
6	Ryder System, Inc.	377
56	Union Pacific Corp.	8,682

		16,580

	Trading Companies & Distributors — 0.2%
33	Fastenal Co.	1,654
7	W.W. Grainger, Inc.	1,951

		3,605

	Total Industrials	193,316

	Information Technology — 17.7%
	Communications Equipment — 1.9%
646	Cisco Systems, Inc.	15,131
9	F5 Networks, Inc. (a)	810
13	Harris Corp.	764
29	JDS Uniphase Corp. (a)	421
61	Juniper Networks, Inc. (a)	1,213
29	Motorola Solutions, Inc.	1,693
207	QUALCOMM, Inc.	13,924

		33,956

	Computers & Peripherals — 4.0%
109	Apple, Inc.	52,191
177	Dell, Inc.	2,436
251	EMC Corp.	6,409
232	Hewlett-Packard Co.	4,859
41	NetApp, Inc.	1,747
29	SanDisk Corp.	1,724
37	Seagate Technology plc, (Ireland)	1,636
25	Western Digital Corp.	1,612

		72,614

	Electronic Equipment, Instruments & Components — 0.4%
19	Amphenol Corp., Class A	1,484
176	Corning, Inc.	2,568
17	FLIR Systems, Inc.	538
22	Jabil Circuit, Inc.	482
17	Molex, Inc.	637
50	TE Connectivity Ltd., (Switzerland)	2,580

		8,289

	Internet Software & Services — 2.4%
21	Akamai Technologies, Inc. (a)	1,110
140	eBay, Inc. (a)	7,833
34	Google, Inc., Class A (a)	29,526
16	VeriSign, Inc. (a)	828
114	Yahoo!, Inc. (a)	3,792

		43,089

	IT Services — 3.5%
78	Accenture plc, (Ireland), Class A	5,722
58	Automatic Data Processing, Inc.	4,211
36	Cognizant Technology Solutions Corp., Class A (a)	2,983
18	Computer Sciences Corp.	921
35	Fidelity National Information Services, Inc.	1,635
16	Fiserv, Inc. (a)	1,584
124	International Business Machines Corp.	22,977
13	MasterCard, Inc., Class A	8,411
39	Paychex, Inc.	1,593
20	Teradata Corp. (a)	1,090
20	Total System Services, Inc.	591
62	Visa, Inc., Class A	11,887
67	Western Union Co. (The)	1,241

		64,846

	Office Electronics — 0.1%
140	Xerox Corp.	1,437

	Semiconductors & Semiconductor Equipment — 2.0%
39	Altera Corp.	1,431
37	Analog Devices, Inc.	1,762

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
145	Applied Materials, Inc.	2,542
66	Broadcom Corp., Class A	1,724
8	First Solar, Inc. (a)	336
600	Intel Corp.	13,760
20	KLA-Tencor Corp.	1,215
19	Lam Research Corp. (a)	988
28	Linear Technology Corp.	1,115
66	LSI Corp.	516
24	Microchip Technology, Inc.	958
125	Micron Technology, Inc. (a)	2,186
70	NVIDIA Corp.	1,085
23	Teradyne, Inc. (a)	381
133	Texas Instruments, Inc.	5,344
32	Xilinx, Inc.	1,504

		36,847

	Software — 3.4%
56	Adobe Systems, Inc. (a)	2,924
27	Autodesk, Inc. (a)	1,107
40	CA, Inc.	1,173
23	Citrix Systems, Inc. (a)	1,594
37	Electronic Arts, Inc. (a)	944
36	Intuit, Inc.	2,373
913	Microsoft Corp.	30,426
430	Oracle Corp.	14,252
23	Red Hat, Inc. (a)	1,053
66	Salesforce.com, Inc. (a)	3,430
84	Symantec Corp.	2,084

		61,360

	Total Information Technology	322,438

	Materials — 3.5%
	Chemicals — 2.6%
25	Air Products & Chemicals, Inc.	2,692
8	Airgas, Inc.	846
7	CF Industries Holdings, Inc.	1,456
146	Dow Chemical Co. (The)	5,600
111	E.I. du Pont de Nemours & Co.	6,516
19	Eastman Chemical Co.	1,448
33	Ecolab, Inc.	3,228
16	FMC Corp.	1,179
10	International Flavors & Fragrances, Inc.	811
54	LyondellBasell Industries N.V., Class A	3,954
64	Monsanto Co.	6,705
41	Mosaic Co. (The)	1,766
17	PPG Industries, Inc.	2,877
36	Praxair, Inc.	4,271
11	Sherwin-Williams Co. (The)	1,916
14	Sigma-Aldrich Corp.	1,236

		46,501

	Construction Materials — 0.1%
16	Vulcan Materials Co.	811

	Containers & Packaging — 0.2%
12	Avery Dennison Corp.	515
17	Ball Corp.	785
12	Bemis Co., Inc.	484
21	MeadWestvaco Corp.	821
20	Owens-Illinois, Inc. (a)	595
24	Sealed Air Corp.	642

		3,842

	Metals & Mining — 0.5%
129	Alcoa, Inc.	1,047
13	Allegheny Technologies, Inc.	397
18	Cliffs Natural Resources, Inc.	379
125	Freeport-McMoRan Copper & Gold, Inc.	4,137
60	Newmont Mining Corp.	1,685
38	Nucor Corp.	1,880
17	United States Steel Corp.	359

		9,884

	Paper & Forest Products — 0.1%
54	International Paper Co.	2,408

	Total Materials	63,446

	Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.3%
640	AT&T, Inc.	21,644
72	CenturyLink, Inc.	2,271
121	Frontier Communications Corp.	503
345	Verizon Communications, Inc.	16,090
71	Windstream Holdings, Inc.	572

		41,080

	Wireless Telecommunication Services — 0.1%
35	Crown Castle International Corp. (a)	2,580

	Total Telecommunication Services	43,660

	Utilities — 3.1%
	Electric Utilities — 1.7%
59	American Electric Power Co., Inc.	2,543
85	Duke Energy Corp.	5,681
39	Edison International	1,808

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Electric Utilities — Continued
21	Entergy Corp.	1,358
103	Exelon Corp.	3,059
50	FirstEnergy Corp.	1,837
51	NextEra Energy, Inc.	4,102
38	Northeast Utilities	1,565
30	Pepco Holdings, Inc.	554
13	Pinnacle West Capital Corp.	726
76	PPL Corp.	2,313
105	Southern Co. (The)	4,337
60	Xcel Energy, Inc.	1,656

		31,539

	Gas Utilities — 0.1%
14	AGL Resources, Inc.	658
25	ONEOK, Inc.	1,325

		1,983

	Independent Power Producers & Energy Traders — 0.1%
74	AES Corp.	986
39	NRG Energy, Inc.	1,064

		2,050

	Multi-Utilities — 1.2%
29	Ameren Corp.	1,019
52	CenterPoint Energy, Inc.	1,238
32	CMS Energy Corp.	843
35	Consolidated Edison, Inc.	1,946
70	Dominion Resources, Inc.	4,360
21	DTE Energy Co.	1,391
10	Integrys Energy Group, Inc.	536
38	NiSource, Inc.	1,164
54	PG&E Corp.	2,196
61	Public Service Enterprise Group, Inc.	2,008
17	SCANA Corp.	777
27	Sempra Energy	2,343
25	TECO Energy, Inc.	407
27	Wisconsin Energy Corp.	1,108

		21,336

	Total Utilities	56,908

	Total Common Stocks (Cost $668,006)	1,802,098

Short-Term Investment — 0.9%
	Investment Company — 0.9%
16,524	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $16,524)	16,524

	Total Investments — 99.6% (Cost $684,530)	1,818,622
	Other Assets in Excess of Liabilities — 0.4%	8,086

	NET ASSETS — 100.0%	$1,826,708

Percentages indicated are based on net assets.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
283	E-mini S&P 500	12/20/13	$23,691	$(71)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(q)	—	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,143,197
Aggregate gross unrealized depreciation	(9,105)

Net unrealized appreciation/depreciation	$1,134,092

Federal income tax cost of investments	$684,530

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,818,622	$—	$—	$1,818,622

Depreciation in Other Financial Instruments
Futures Contracts	$(71)	$—	$—	$(71)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.8%
	Consumer Discretionary — 11.1%
	Auto Components — 1.0%
36	Delphi Automotive plc, (United Kingdom)	2,074
103	Goodyear Tire & Rubber Co. (The) (a)	2,304
13	TRW Automotive Holdings Corp. (a)	941

		5,319

	Distributors — 0.6%
3	Genuine Parts Co.	226
96	LKQ Corp. (a)	3,043

		3,269

	Diversified Consumer Services — 0.9%
261	Service Corp. International	4,851

	Hotels, Restaurants & Leisure — 0.2%
25	Brinker International, Inc.	1,026

	Household Durables — 0.4%
50	Jarden Corp. (a)	2,410

	Internet & Catalog Retail — 1.5%
9	Expedia, Inc.	466
42	Groupon, Inc. (a)	472
71	Liberty Ventures, Series A (a)	6,278
3	Netflix, Inc. (a)	958

		8,174

	Leisure Equipment & Products — 0.1%
16	Mattel, Inc.	682

	Media — 0.2%
18	Omnicom Group, Inc.	1,148

	Multiline Retail — 1.4%
41	Dollar Tree, Inc. (a)	2,355
131	Macy’s, Inc.	5,668

		8,023

	Specialty Retail — 4.3%
41	Foot Locker, Inc.	1,391
74	GameStop Corp., Class A	3,682
243	Gap, Inc. (The)	9,784
14	Murphy USA, Inc. (a)	578
23	O’Reilly Automotive, Inc. (a)	2,973
26	Ross Stores, Inc.	1,922
38	TJX Cos., Inc.	2,126
34	Urban Outfitters, Inc. (a)	1,246

		23,702

	Textiles, Apparel & Luxury Goods — 0.5%
6	Carter’s, Inc.	417
31	Michael Kors Holdings Ltd., (Hong Kong) (a)	2,318

		2,735

	Total Consumer Discretionary	61,339

	Consumer Staples — 6.5%
	Beverages — 0.3%
29	Constellation Brands, Inc., Class A (a)	1,659

	Food & Staples Retailing — 0.6%
90	Kroger Co. (The)	3,647

	Food Products — 4.0%
138	Bunge Ltd.	10,438
39	Campbell Soup Co.	1,588
88	Ingredion, Inc.	5,836
149	Tyson Foods, Inc., Class A	4,216

		22,078

	Tobacco — 1.6%
198	Lorillard, Inc.	8,857

	Total Consumer Staples	36,241

	Energy — 6.6%
	Energy Equipment & Services — 1.7%
8	Baker Hughes, Inc.	388
13	Dresser-Rand Group, Inc. (a)	817
47	Frank’s International N.V., (Netherlands) (a)	1,416
16	National Oilwell Varco, Inc.	1,274
55	Oil States International, Inc. (a)	5,726

		9,621

	Oil, Gas & Consumable Fuels — 4.9%
42	Cabot Oil & Gas Corp.	1,560
34	Cimarex Energy Co.	3,253
10	Continental Resources, Inc. (a)	1,062
73	Energen Corp.	5,592
43	EQT Corp.	3,833
18	Marathon Petroleum Corp.	1,125
57	Murphy Oil Corp.	3,456
37	Newfield Exploration Co. (a)	999
35	Noble Energy, Inc.	2,332
62	Peabody Energy Corp.	1,075
33	Tesoro Corp.	1,469
33	Valero Energy Corp.	1,117

		26,873

	Total Energy	36,494

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Financials — 16.8%
	Capital Markets — 1.1%
18	Affiliated Managers Group, Inc. (a)	3,287
134	American Capital Ltd. (a)	1,845
39	TD Ameritrade Holding Corp.	1,024

		6,156

	Commercial Banks — 2.5%
12	BankUnited, Inc.	359
17	BOK Financial Corp.	1,102
85	East West Bancorp, Inc.	2,713
92	Huntington Bancshares, Inc.	759
97	KeyCorp	1,105
118	Regions Financial Corp.	1,096
29	Signature Bank (a)	2,627
46	SVB Financial Group (a)	3,964

		13,725

	Consumer Finance — 1.6%
181	Discover Financial Services	9,158

	Diversified Financial Services — 0.2%
41	NASDAQ OMX Group, Inc. (The)	1,317

	Insurance — 4.5%
25	Allied World Assurance Co. Holdings AG, (Switzerland)	2,445
68	American Financial Group, Inc.	3,676
21	Aon plc, (United Kingdom)	1,556
25	Arch Capital Group Ltd., (Bermuda) (a)	1,367
23	Assurant, Inc.	1,263
111	Assured Guaranty Ltd., (Bermuda)	2,085
16	Axis Capital Holdings Ltd., (Bermuda)	684
7	Everest Re Group Ltd., (Bermuda)	1,062
44	Hartford Financial Services Group, Inc.	1,369
30	Lincoln National Corp.	1,268
40	Principal Financial Group, Inc.	1,726
39	Protective Life Corp.	1,651
14	Torchmark Corp.	988
93	Unum Group	2,834
31	Validus Holdings Ltd., (Bermuda)	1,146

		25,120

	Real Estate Investment Trusts (REITs) — 6.6%
15	American Capital Agency Corp.	336
81	Annaly Capital Management, Inc.	937
74	Apartment Investment & Management Co., Class A	2,076
3	AvalonBay Communities, Inc.	343
71	Brandywine Realty Trust	941
14	Camden Property Trust	829
24	Chimera Investment Corp.	72
44	CommonWealth REIT	954
48	DDR Corp.	756
53	Digital Realty Trust, Inc.	2,804
42	Douglas Emmett, Inc. (m)	974
274	Duke Realty Corp.	4,235
19	Equity Residential	1,029
18	Extra Space Storage, Inc.	837
40	Health Care REIT, Inc.	2,514
141	Hospitality Properties Trust	3,995
94	Host Hotels & Resorts, Inc.	1,657
25	Mack-Cali Realty Corp.	540
14	Mid-America Apartment Communities, Inc.	887
37	Post Properties, Inc.	1,670
64	Retail Properties of America, Inc., Class A	879
8	SL Green Realty Corp.	666
33	Taubman Centers, Inc.	2,208
36	Ventas, Inc.	2,194
34	WP Carey, Inc.	2,174

		36,507

	Real Estate Management & Development — 0.3%
3	Jones Lang LaSalle, Inc.	218
68	St. Joe Co. (The) (a)	1,325

		1,543

	Total Financials	93,526

	Health Care — 11.3%
	Biotechnology — 3.1%
35	Alexion Pharmaceuticals, Inc. (a)	4,031
36	BioMarin Pharmaceutical, Inc. (a)	2,571
50	Medivation, Inc. (a)	2,991
23	Pharmacyclics, Inc. (a)	3,129
61	Vertex Pharmaceuticals, Inc. (a)	4,602

		17,324

	Health Care Equipment & Supplies — 2.5%
198	Alere, Inc. (a)	6,065
11	Cooper Cos., Inc. (The)	1,452
102	Hologic, Inc. (a)	2,096
51	Zimmer Holdings, Inc.	4,173

		13,786

	Health Care Providers & Services — 4.6%
139	AmerisourceBergen Corp.	8,511

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
42	Catamaran Corp. (a)	1,939
97	Community Health Systems, Inc.	4,009
77	HCA Holdings, Inc.	3,296
56	Humana, Inc.	5,236
84	Premier, Inc., Class A (a)	2,669

		25,660

	Life Sciences Tools & Services — 0.6%
2	Agilent Technologies, Inc.	118
44	Life Technologies Corp. (a)	3,322

		3,440

	Pharmaceuticals — 0.5%
21	Perrigo Co.	2,542

	Total Health Care	62,752

	Industrials — 16.8%
	Aerospace & Defense — 1.8%
17	Alliant Techsystems, Inc.	1,629
84	Huntington Ingalls Industries, Inc.	5,656
28	L-3 Communications Holdings, Inc.	2,618
3	Northrop Grumman Corp.	305

		10,208

	Airlines — 1.8%
24	Copa Holdings S.A., (Panama), Class A	3,259
84	Delta Air Lines, Inc.	1,972
322	Southwest Airlines Co.	4,691

		9,922

	Commercial Services & Supplies — 1.5%
283	KAR Auction Services, Inc.	7,986
42	R.R. Donnelley & Sons Co.	658

		8,644

	Construction & Engineering — 3.0%
297	AECOM Technology Corp. (a)	9,294
41	Chicago Bridge & Iron Co. N.V., (Netherlands)	2,792
77	KBR, Inc.	2,507
44	URS Corp.	2,370

		16,963

	Electrical Equipment — 0.3%
29	Babcock & Wilcox Co. (The)	981
7	Regal-Beloit Corp.	483

		1,464

	Machinery — 4.2%
47	AGCO Corp.	2,840
78	Ingersoll-Rand plc, (Ireland)	5,039
30	Lincoln Electric Holdings, Inc.	1,985
28	Oshkosh Corp. (a)	1,352
65	Parker Hannifin Corp.	7,116
71	Timken Co.	4,306
7	WABCO Holdings, Inc. (a)	573

		23,211

	Marine — 0.3%
17	Kirby Corp. (a)	1,428

	Professional Services — 3.3%
89	Manpowergroup, Inc.	6,452
111	Towers Watson & Co., Class A	11,819

		18,271

	Road & Rail — 0.5%
69	CSX Corp.	1,775
18	Landstar System, Inc.	979

		2,754

	Trading Companies & Distributors — 0.1%
18	Air Lease Corp.	503

	Total Industrials	93,368

	Information Technology — 16.4%
	Communications Equipment — 0.5%
48	Harris Corp.	2,837

	Computers & Peripherals — 1.7%
148	Western Digital Corp.	9,390

	Electronic Equipment, Instruments & Components — 1.6%
52	Arrow Electronics, Inc. (a)	2,538
99	Avnet, Inc.	4,108
24	Tech Data Corp. (a)	1,203
58	Vishay Intertechnology, Inc. (a)	748

		8,597

	Internet Software & Services — 1.3%
30	LinkedIn Corp., Class A (a)	7,283

	IT Services — 4.1%
30	Alliance Data Systems Corp. (a)	6,249
354	Booz Allen Hamilton Holding Corp.	6,836
18	DST Systems, Inc.	1,365
29	Fidelity National Information Services, Inc.	1,361
46	Lender Processing Services, Inc.	1,520
100	Vantiv, Inc., Class A (a)	2,805

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	IT Services — Continued
106	VeriFone Systems, Inc. (a)	2,432

		22,568

	Office Electronics — 0.7%
392	Xerox Corp.	4,031

	Semiconductors & Semiconductor Equipment — 2.7%
425	Advanced Micro Devices, Inc. (a)	1,616
25	First Solar, Inc. (a)	1,013
22	KLA-Tencor Corp.	1,357
20	Lam Research Corp. (a)	1,009
185	LSI Corp.	1,444
345	Marvell Technology Group Ltd., (Bermuda)	3,968
180	Micron Technology, Inc. (a)	3,139
83	Teradyne, Inc. (a)	1,378

		14,924

	Software — 3.8%
421	Activision Blizzard, Inc.	7,023
267	CA, Inc.	7,928
43	Rovi Corp. (a)	815
156	Symantec Corp.	3,868
439	Zynga, Inc., Class A (a)	1,616

		21,250

	Total Information Technology	90,880

	Materials — 4.7%
	Chemicals — 2.3%
17	CF Industries Holdings, Inc.	3,521
12	Huntsman Corp.	247
40	PPG Industries, Inc.	6,657
33	Valspar Corp. (The)	2,100

		12,525

	Containers & Packaging — 0.6%
29	Crown Holdings, Inc. (a)	1,231
7	Greif, Inc., Class A	338
5	Rock Tenn Co., Class A	527
47	Sealed Air Corp.	1,275

		3,371

	Metals & Mining — 0.9%
11	Nucor Corp.	529
54	Reliance Steel & Aluminum Co.	3,986
47	Steel Dynamics, Inc.	779

		5,294

	Paper & Forest Products — 0.9%
23	Domtar Corp., (Canada)	1,803
66	International Paper Co.	2,943

		4,746

	Total Materials	25,936

	Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 0.8%
1,077	Frontier Communications Corp.	4,493

	Wireless Telecommunication Services — 1.0%
33	Crown Castle International Corp. (a)	2,388
22	SBA Communications Corp., Class A (a)	1,746
63	T-Mobile US, Inc. (a)	1,626

		5,760

	Total Telecommunication Services	10,253

	Utilities — 5.8%
	Electric Utilities — 0.2%
32	NV Energy, Inc.	746
7	Pinnacle West Capital Corp.	389

		1,135

	Gas Utilities — 0.5%
73	UGI Corp.	2,856

	Independent Power Producers & Energy Traders — 0.9%
353	AES Corp.	4,686

	Multi-Utilities — 4.2%
35	Alliant Energy Corp.	1,727
50	Ameren Corp.	1,728
151	CenterPoint Energy, Inc.	3,624
66	CMS Energy Corp.	1,742
33	Consolidated Edison, Inc.	1,792
56	DTE Energy Co.	3,695
43	MDU Resources Group, Inc.	1,211
43	SCANA Corp.	1,957
52	Sempra Energy	4,434
93	TECO Energy, Inc.	1,538

		23,448

	Total Utilities	32,125

	Total Common Stocks (Cost $384,656)	542,914

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligation — 0.1%
930	U.S. Treasury Note, 0.250%, 11/30/13 (k) (Cost $930)	930

SHARES
Short-Term Investment — 2.7%
	Investment Company — 2.7%
14,880	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $14,880)	14,880

	Total Investments — 100.6% (Cost $400,466)	558,724
	Liabilities in Excess of Other Assets — (0.6)%	(3,488)

	NET ASSETS — 100.0%	$555,236

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
107	S&P Mid Cap 400	12/20/13	$13,274	$137

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$162,604
Aggregate gross unrealized depreciation	(4,346)

Net unrealized appreciation/depreciation	$158,258

Federal income tax cost of investments	$400,466

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$557,794	$930	$—	$558,724
Appreciation in Other Financial Instruments
Futures Contracts	$137	$—	$—	$137

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.8% (b)
	Alternative Assets — 5.7%
1,801	JPMorgan Commodities Strategy Fund, Select Class Shares (a)	24,207
1,070	JPMorgan Global Natural Resources Fund, Select Class Shares	10,134
12,211	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	119,912
5,673	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	85,660

	Total Alternative Assets	239,913

	Fixed Income — 36.4%
29,820	JPMorgan Core Bond Fund, Select Class Shares	346,803
52,443	JPMorgan Core Plus Bond Fund, Select Class Shares	432,133
5,163	JPMorgan Emerging Markets Debt Fund, Select Class Shares	42,132
3,481	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares	33,035
12,876	JPMorgan Floating Rate Income Fund, Select Class Shares	129,148
6,069	JPMorgan Government Bond Fund, Select Class Shares	67,310
16,758	JPMorgan High Yield Fund, Select Class Shares	135,235
11,054	JPMorgan Inflation Managed Bond Fund, Select Class Shares	115,514
10,159	JPMorgan Limited Duration Bond Fund, Select Class Shares	100,165
4,349	JPMorgan Short Duration Bond Fund, Select Class Shares	47,451
7,729	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	91,513

	Total Fixed Income	1,540,439

	International Equity — 10.5%
4,699	JPMorgan Emerging Economies Fund, Select Class Shares	61,930
2,750	JPMorgan Emerging Markets Equity Fund, Select Class Shares	61,528
7,781	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (a)	129,868
3,153	JPMorgan International Equity Fund, Select Class Shares	49,873
5,940	JPMorgan International Equity Index Fund, Select Class Shares	121,656
1,080	JPMorgan Latin America Fund, Select Class Shares	19,703

	Total International Equity	444,558

	Money Market — 3.9%
163,659	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (l)	163,659

	U.S. Equity — 43.3%
3,571	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	78,340
4,483	JPMorgan Equity Income Fund, Select Class Shares	54,827
9,726	JPMorgan Intrepid America Fund, Select Class Shares	307,331
4,836	JPMorgan Intrepid Growth Fund, Select Class Shares	152,104
6,102	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	129,235
1,604	JPMorgan Large Cap Growth Fund, Select Class Shares	46,318
11,431	JPMorgan Large Cap Value Fund, Select Class Shares	164,609
12,398	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	163,531
2,540	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	40,697
31,869	JPMorgan U.S. Equity Fund, Select Class Shares	434,060
7,470	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	203,269
2,172	JPMorgan Value Advantage Fund, Select Class Shares	55,589

	Total U.S. Equity	1,829,910

	Total Investment Companies (Cost $3,548,727)	4,218,479

	Total Investments — 99.8% (Cost $3,548,727)	4,218,479
	Other Assets in Excess of Liabilities — 0.2%	10,387

	NET ASSETS — 100.0%	$4,228,866

Percentages indicated are based on net assets.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$684,553
Aggregate gross unrealized depreciation	(14,801)

Net unrealized appreciation/depreciation	$669,752

Federal income tax cost of investments	$3,548,727

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,218,479	$—	$—	$4,218,479

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.9% (b)
	Alternative Assets — 6.2%
1,578	JPMorgan Commodities Strategy Fund, Select Class Shares (a)	21,205
992	JPMorgan Global Natural Resources Fund, Select Class Shares	9,392
11,002	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	108,036
6,445	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	97,320

	Total Alternative Assets	235,953

	Fixed Income — 54.3%
36,060	JPMorgan Core Bond Fund, Select Class Shares	419,380
61,648	JPMorgan Core Plus Bond Fund, Select Class Shares	507,981
3,828	JPMorgan Emerging Markets Debt Fund, Select Class Shares	31,234
3,298	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares	31,298
15,455	JPMorgan Floating Rate Income Fund, Select Class Shares	155,010
18,075	JPMorgan Government Bond Fund, Select Class Shares	200,456
12,370	JPMorgan High Yield Fund, Select Class Shares	99,825
13,702	JPMorgan Inflation Managed Bond Fund, Select Class Shares	143,182
22,034	JPMorgan Limited Duration Bond Fund, Select Class Shares	217,251
11,781	JPMorgan Short Duration Bond Fund, Select Class Shares	128,526
9,427	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	111,618

	Total Fixed Income	2,045,761

	International Equity — 6.3%
2,592	JPMorgan Emerging Economies Fund, Select Class Shares	34,161
1,509	JPMorgan Emerging Markets Equity Fund, Select Class Shares	33,755
2,293	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (a)	38,267
1,767	JPMorgan International Equity Fund, Select Class Shares	27,961
4,270	JPMorgan International Equity Index Fund, Select Class Shares	87,454
923	JPMorgan Latin America Fund, Select Class Shares	16,851

	Total International Equity	238,449

	Money Market — 5.1%
190,819	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (l)	190,819

	U.S. Equity — 28.0%
1,388	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	30,444
5,155	JPMorgan Equity Income Fund, Select Class Shares	63,043
7,883	JPMorgan Intrepid America Fund, Select Class Shares	249,116
3,417	JPMorgan Intrepid Growth Fund, Select Class Shares	107,452
2,908	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	61,588
3,689	JPMorgan Large Cap Value Fund, Select Class Shares	53,127
4,531	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	59,759
721	JPMorgan Mid Cap Growth Fund, Select Class Shares	20,233
2,268	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	36,330
15,518	JPMorgan U.S. Equity Fund, Select Class Shares	211,350
4,334	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	117,921
1,705	JPMorgan Value Advantage Fund, Select Class Shares	43,622

	Total U.S. Equity	1,053,985

	Total Investments — 99.9% (Cost $3,374,013)	3,764,967
	Other Assets in Excess of Liabilities — 0.1%	3,385

	NET ASSETS — 100.0%	$3,768,352

Percentages indicated are based on net assets.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$403,708
Aggregate gross unrealized depreciation	(12,754)

Net unrealized appreciation/depreciation	$390,954

Federal income tax cost of investments	$3,374,013

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,764,967	$—	$—	$3,764,967

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2013.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.8% (b)
	Alternative Assets — 5.9%
1,127	JPMorgan Commodities Strategy Fund, Select Class Shares (a)	15,141
688	JPMorgan Global Natural Resources Fund, Select Class Shares	6,513
7,566	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	74,301
3,606	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	54,452

	Total Alternative Assets	150,407

	Fixed Income — 22.5%
8,928	JPMorgan Core Bond Fund, Select Class Shares	103,834
19,395	JPMorgan Core Plus Bond Fund, Select Class Shares	159,815
1,908	JPMorgan Emerging Markets Debt Fund, Select Class Shares	15,572
1,432	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares	13,586
7,994	JPMorgan Floating Rate Income Fund, Select Class Shares	80,175
10,265	JPMorgan High Yield Fund, Select Class Shares	82,838
6,146	JPMorgan Inflation Managed Bond Fund, Select Class Shares	64,223
4,109	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	48,647

	Total Fixed Income	568,690

	International Equity — 12.2%
3,194	JPMorgan Emerging Economies Fund, Select Class Shares	42,092
1,831	JPMorgan Emerging Markets Equity Fund, Select Class Shares	40,955
4,797	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (a)	80,058
4,530	JPMorgan International Equity Fund, Select Class Shares	71,664
3,259	JPMorgan International Equity Index Fund, Select Class Shares	66,743
381	JPMorgan Latin America Fund, Select Class Shares	6,957

	Total International Equity	308,469

	Money Market — 1.9%
47,534	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (l)	47,534

	U.S. Equity — 57.3%
1,057	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	23,182
2,712	JPMorgan Equity Income Fund, Select Class Shares	33,169
8,918	JPMorgan Intrepid America Fund, Select Class Shares	281,816
3,291	JPMorgan Intrepid Growth Fund, Select Class Shares	103,497
2,176	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	46,087
4,942	JPMorgan Large Cap Growth Fund, Select Class Shares	142,716
11,731	JPMorgan Large Cap Value Fund, Select Class Shares	168,926
9,823	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	129,568
560	JPMorgan Mid Cap Growth Fund, Select Class Shares	15,696
1,648	JPMorgan Small Cap Value Fund, Select Class Shares	44,324
1,476	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	23,645
20,989	JPMorgan U.S. Equity Fund, Select Class Shares	285,876
4,640	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	126,248
1,056	JPMorgan Value Advantage Fund, Select Class Shares	27,033

	Total U.S. Equity	1,451,783

	Total Investments — 99.8% (Cost $1,972,031)	2,526,883
	Other Assets in Excess of Liabilities — 0.2%	5,510

	NET ASSETS — 100.0%	$2,532,393

Percentages indicated are based on net assets.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$563,658
Aggregate gross unrealized depreciation	(8,806)

Net unrealized appreciation/depreciation	$554,852

Federal income tax cost of investments	$1,972,031

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,526,883	$—	$—	$2,526,883

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.9% (b)
	Alternative Assets — 2.3%
872	JPMorgan Commodities Strategy Fund, Select Class Shares (a)	11,720
515	JPMorgan Global Natural Resources Fund, Select Class Shares	4,881
1,727	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	16,960
608	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	9,180

	Total Alternative Assets	42,741

	Fixed Income — 7.2%
638	JPMorgan Core Bond Fund, Select Class Shares	7,421
1,768	JPMorgan Core Plus Bond Fund, Select Class Shares	14,572
1,737	JPMorgan Emerging Markets Debt Fund, Select Class Shares	14,174
1,032	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares	9,795
1,679	JPMorgan Floating Rate Income Fund, Select Class Shares	16,840
53	JPMorgan Government Bond Fund, Select Class Shares	589
2,505	JPMorgan High Yield Fund, Select Class Shares	20,216
3,299	JPMorgan Inflation Managed Bond Fund, Select Class Shares	34,472
183	JPMorgan Limited Duration Bond Fund, Select Class Shares	1,808
1,327	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	15,707

	Total Fixed Income	135,594

	International Equity — 12.9%
2,867	JPMorgan Emerging Economies Fund, Select Class Shares	37,790
1,718	JPMorgan Emerging Markets Equity Fund, Select Class Shares	38,421
2,893	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (a)	48,282
3,382	JPMorgan International Equity Fund, Select Class Shares	53,503
2,693	JPMorgan International Equity Index Fund, Select Class Shares	55,144
473	JPMorgan Latin America Fund, Select Class Shares	8,637

	Total International Equity	241,777

	Money Market — 0.3%
5,472	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (l)	5,472

	U.S. Equity — 77.2%
528	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	11,593
1,553	JPMorgan Equity Income Fund, Select Class Shares	18,996
7,401	JPMorgan Intrepid America Fund, Select Class Shares	233,879
3,864	JPMorgan Intrepid Growth Fund, Select Class Shares	121,521
3,578	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	75,783
5,847	JPMorgan Large Cap Growth Fund, Select Class Shares	168,876
14,495	JPMorgan Large Cap Value Fund, Select Class Shares	208,727
9,044	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	119,287
445	JPMorgan Mid Cap Growth Fund, Select Class Shares	12,493
2,173	JPMorgan Small Cap Value Fund, Select Class Shares	58,445
1,142	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	18,294
21,037	JPMorgan U.S. Equity Fund, Select Class Shares	286,520
3,580	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	97,424
792	JPMorgan Value Advantage Fund, Select Class Shares	20,268

	Total U.S. Equity	1,452,106

	Total Investments — 99.9% (Cost $1,353,673)	1,877,690
	Other Assets in Excess of Liabilities — 0.1%	2,504

	NET ASSETS — 100.0%	$1,880,194

Percentages indicated are based on net assets.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission(SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$529,591
Aggregate gross unrealized depreciation	(5,574)

Net unrealized appreciation/depreciation	$524,017

Federal income tax cost of investments	$1,353,673

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,877,690	$—	$—	$1,877,690

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.5%
	Consumer Discretionary — 23.7%
	Auto Components — 0.9%
2,201	Delphi Automotive plc, (United Kingdom)	128,553

	Automobiles — 0.7%
560	Tesla Motors, Inc. (a)	108,393

	Hotels, Restaurants & Leisure — 3.1%
5,673	Starbucks Corp.	436,623

	Internet & Catalog Retail — 6.5%
1,302	Amazon.com, Inc. (a)	407,101
222	Netflix, Inc. (a)	68,768
441	priceline.com, Inc. (a)	445,526

		921,395

	Media — 6.7%
6,319	Comcast Corp., Class A	285,281
2,346	Discovery Communications, Inc., Class A (a)	198,007
1,727	Liberty Global plc, (United Kingdom), Class A (a)	137,061
1,574	Time Warner, Inc.	103,598
3,533	Walt Disney Co. (The)	227,830

		951,777

	Specialty Retail — 3.8%
3,122	Gap, Inc. (The)	125,742
5,508	Home Depot, Inc. (The)	417,744

		543,486

	Textiles, Apparel & Luxury Goods — 2.0%
3,798	Michael Kors Holdings Ltd., (Hong Kong) (a)	283,006

	Total Consumer Discretionary	3,373,233

	Consumer Staples — 6.6%
	Food & Staples Retailing — 4.0%
2,039	Costco Wholesale Corp.	234,764
1,744	CVS Caremark Corp.	98,950
3,978	Whole Foods Market, Inc.	232,703

		566,417

	Food Products — 0.6%
1,047	Green Mountain Coffee Roasters, Inc. (a)	78,855

	Household Products — 1.6%
1,967	Colgate-Palmolive Co.	116,661
1,188	Kimberly-Clark Corp.	111,952

		228,613

	Personal Products — 0.4%
854	Estee Lauder Cos., Inc. (The), Class A	59,695

	Total Consumer Staples	933,580

	Energy — 3.4%
	Energy Equipment & Services — 0.6%
1,601	FMC Technologies, Inc. (a)	88,749

	Oil, Gas & Consumable Fuels — 2.8%
6,213	Cabot Oil & Gas Corp.	231,850
355	Continental Resources, Inc. (a)	38,024
2,055	Marathon Petroleum Corp.	132,165

		402,039

	Total Energy	490,788

	Financials — 2.8%
	Capital Markets — 1.1%
178	BlackRock, Inc.	48,251
1,615	T. Rowe Price Group, Inc.	116,196

		164,447

	Diversified Financial Services — 1.1%
2,155	Moody’s Corp.	151,547

	Real Estate Investment Trusts (REITs) — 0.6%
1,150	American Tower Corp.	85,265

	Total Financials	401,259

	Health Care — 16.1%
	Biotechnology — 11.8%
615	Alexion Pharmaceuticals, Inc. (a)	71,450
1,435	Biogen Idec, Inc. (a)	345,539
2,725	Celgene Corp. (a)	419,474
7,405	Gilead Sciences, Inc. (a)	465,299
1,212	Regeneron Pharmaceuticals, Inc. (a)	379,167

		1,680,929

	Health Care Equipment & Supplies — 0.0% (g)
41	Covidien plc, (Ireland)	2,468

	Health Care Providers & Services — 1.3%
1,868	AmerisourceBergen Corp.	114,104
1,505	Catamaran Corp. (a)	69,132

		183,236

	Health Care Technology — 1.2%
3,177	Cerner Corp. (a)	166,962

	Pharmaceuticals — 1.8%
472	Allergan, Inc.	42,656
124	Novo Nordisk A/S, (Denmark), ADR	20,916
1,893	Valeant Pharmaceuticals International, Inc. (a)	197,486

		261,058

	Total Health Care	2,294,653

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Industrials — 9.3%
	Aerospace & Defense — 2.6%
2,557	Honeywell International, Inc.	212,341
719	Precision Castparts Corp.	163,295

		375,636

	Airlines — 0.5%
3,063	Delta Air Lines, Inc.	72,249

	Building Products — 0.4%
1,453	Fortune Brands Home & Security, Inc.	60,501

	Machinery — 0.4%
372	Cummins, Inc.	49,467

	Road & Rail — 4.4%
1,953	J.B. Hunt Transport Services, Inc.	142,403
1,441	Kansas City Southern	157,577
2,143	Union Pacific Corp.	332,894

		632,874

	Trading Companies & Distributors — 1.0%
530	W.W. Grainger, Inc.	138,759

	Total Industrials	1,329,486

	Information Technology — 27.9%
	Communications Equipment — 1.0%
2,207	QUALCOMM, Inc.	148,657

	Computers & Peripherals — 2.2%
569	Apple, Inc.	271,352
1,564	EMC Corp.	39,968

		311,320

	Electronic Equipment, Instruments & Components — 0.6%
1,089	Amphenol Corp., Class A	84,259

	Internet Software & Services — 11.3%
226	Baidu, Inc., (China), ADR (a)	35,133
3,991	eBay, Inc. (a)	222,641
8,199	Facebook, Inc., Class A (a)	411,908
702	Google, Inc., Class A (a)	615,217
1,289	LinkedIn Corp., Class A (a)	317,073

		1,601,972

	IT Services — 6.6%
808	MasterCard, Inc., Class A	543,741
2,064	Visa, Inc., Class A	394,430

		938,171

	Semiconductors & Semiconductor Equipment — 4.5%
5,759	ARM Holdings plc, (United Kingdom), ADR	277,138
3,706	ASML Holding N.V., (Netherlands)	366,022

		643,160

	Software — 1.7%
1,078	Adobe Systems, Inc. (a)	56,012
3,633	Salesforce.com, Inc. (a)	188,594

		244,606

	Total Information Technology	3,972,145

	Materials — 6.7%
	Chemicals — 6.7%
1,091	Ecolab, Inc.	107,698
623	FMC Corp.	44,681
3,254	LyondellBasell Industries N.V., Class A	238,283
1,238	Monsanto Co.	129,200
820	PPG Industries, Inc.	137,056
1,673	Sherwin-Williams Co. (The)	304,842

	Total Materials	961,760

	Total Common Stocks (Cost $10,815,629)	13,756,904

Short-Term Investment — 3.6%
	Investment Company — 3.6%
507,417	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $507,417)	507,417

	Total Investments — 100.1% (Cost $11,323,046)	14,264,321
	Liabilities in Excess of Other Assets — (0.1)%	(20,971)

	NET ASSETS — 100.0%	$14,243,350

Percentages indicated are based on net assets.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,011,121
Aggregate gross unrealized depreciation	(69,846)

Net unrealized appreciation/depreciation	$2,941,275

Federal income tax cost of investments	$11,323,046

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts inthousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,264,321	$—	$—	$14,264,321

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.8%
		Consumer Discretionary — 10.7%
		Auto Components — 1.3%
132		TRW Automotive Holdings Corp. (a)	9,379

		Automobiles — 2.7%
373		Ford Motor Co.	6,285
356		General Motors Co. (a)	12,812

			19,097

		Hotels, Restaurants & Leisure — 1.2%
34		Darden Restaurants, Inc.	1,574
186		Royal Caribbean Cruises Ltd.	7,116

			8,690

		Household Durables — 0.7%
94		Lennar Corp., Class A	3,337
65		Toll Brothers, Inc. (a)	2,091

			5,428

		Internet & Catalog Retail — 0.3%
40		Expedia, Inc.	2,056

		Media — 2.5%
82		Comcast Corp., Class A	3,698
22		Omnicom Group, Inc.	1,396
193		Time Warner, Inc.	12,672

			17,766

		Multiline Retail — 1.7%
151		Macy’s, Inc.	6,538
90		Target Corp.	5,743

			12,281

		Specialty Retail — 0.3%
35		Williams-Sonoma, Inc.	1,956

		Total Consumer Discretionary	76,653

		Consumer Staples — 5.8%
		Beverages — 0.3%
41		Molson Coors Brewing Co., Class B	2,030

		Food & Staples Retailing — 3.0%
245		CVS Caremark Corp.	13,919
56		Kroger Co. (The)	2,249
68		Wal-Mart Stores, Inc.	5,000

			21,168

		Food Products — 1.1%
217		Archer-Daniels-Midland Co.	8,010

		Household Products — 1.1%
37		Energizer Holdings, Inc.	3,398
61		Procter & Gamble Co. (The)	4,591

			7,989

		Tobacco — 0.3%
28		Philip Morris International, Inc.	2,450

		Total Consumer Staples	41,647

		Energy — 14.6%
		Energy Equipment & Services — 2.2%
74		Baker Hughes, Inc.	3,614
47		Cameron International Corp. (a)	2,732
131		Ensco plc, (United Kingdom), Class A	7,036
—	(h)	Halliburton Co.	—	(h)
60		Noble Corp., (Switzerland)	2,251

			15,633

		Oil, Gas & Consumable Fuels — 12.4%
60		Anadarko Petroleum Corp.	5,598
62		Apache Corp.	5,309
245		Chevron Corp.	29,718
132		ConocoPhillips	9,157
240		Exxon Mobil Corp.	20,683
40		Marathon Oil Corp.	1,399
31		Marathon Petroleum Corp.	1,982
80		Occidental Petroleum Corp.	7,474
66		Phillips 66	3,799
114		Valero Energy Corp.	3,880

			88,999

		Total Energy	104,632

		Financials — 25.7%
		Capital Markets — 5.8%
94		Bank of New York Mellon Corp. (The)	2,844
54		Goldman Sachs Group, Inc. (The)	8,504
308		Invesco Ltd.	9,840
249		Morgan Stanley	6,716
38		Northern Trust Corp.	2,056
181		State Street Corp.	11,927

			41,887

		Commercial Banks — 5.9%
73		East West Bancorp, Inc.	2,329
646		Huntington Bancshares, Inc.	5,335
24		PNC Financial Services Group, Inc. (The)	1,754
116		SunTrust Banks, Inc.	3,765
142		U.S. Bancorp	5,198
572		Wells Fargo & Co.	23,635

			42,016

		Consumer Finance — 1.4%
149		Capital One Financial Corp.	10,226

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Diversified Financial Services — 5.2%
1,142	Bank of America Corp.	15,765
442	Citigroup, Inc.	21,431

		37,196

	Insurance — 6.4%
156	ACE Ltd., (Switzerland)	14,562
41	Aflac, Inc.	2,523
56	Aon plc, (United Kingdom)	4,198
206	Hartford Financial Services Group, Inc.	6,403
6	Marsh & McLennan Cos., Inc.	261
249	MetLife, Inc.	11,707
77	Prudential Financial, Inc.	6,005

		45,659

	Real Estate Investment Trusts (REITs) — 1.0%
44	American Homes 4 Rent, Class A (a)	717
113	Apartment Investment & Management Co., Class A	3,149
63	Post Properties, Inc.	2,838
22	Silver Bay Realty Trust Corp.	351

		7,055

	Total Financials	184,039

	Health Care — 11.8%
	Health Care Providers & Services — 4.9%
83	Cigna Corp.	6,385
77	Humana, Inc.	7,140
301	UnitedHealth Group, Inc.	21,577

		35,102

	Pharmaceuticals — 6.9%
182	Bristol-Myers Squibb Co.	8,415
341	Johnson & Johnson	29,596
165	Merck & Co., Inc.	7,836
36	Valeant Pharmaceuticals International, Inc. (a)	3,805

		49,652

	Total Health Care	84,754

	Industrials — 11.5%
	Aerospace & Defense — 1.5%
104	Textron, Inc.	2,881
69	United Technologies Corp.	7,429

		10,310

	Airlines — 0.4%
130	Southwest Airlines Co.	1,895
36	United Continental Holdings, Inc. (a)	1,118

		3,013

	Building Products — 0.9%
221	Masco Corp.	4,708
47	Owens Corning (a)	1,781

		6,489

	Construction & Engineering — 1.8%
184	Fluor Corp.	13,054

	Industrial Conglomerates — 0.5%
150	General Electric Co.	3,579

	Machinery — 3.0%
13	AGCO Corp.	792
252	PACCAR, Inc.	14,009
48	SPX Corp.	4,079
52	Trinity Industries, Inc.	2,358

		21,238

	Road & Rail — 3.4%
528	CSX Corp.	13,579
140	Norfolk Southern Corp.	10,854

		24,433

	Total Industrials	82,116

	Information Technology — 9.4%
	Communications Equipment — 2.1%
652	Cisco Systems, Inc.	15,271

	Computers & Peripherals — 2.9%
19	Apple, Inc.	8,963
93	EMC Corp.	2,380
357	Hewlett-Packard Co.	7,496
29	SanDisk Corp.	1,696

		20,535

	Internet Software & Services — 0.4%
3	Google, Inc., Class A (a)	2,531

	Office Electronics — 0.2%
154	Xerox Corp.	1,584

	Semiconductors & Semiconductor Equipment — 2.5%
128	Applied Materials, Inc.	2,249
141	Broadcom Corp., Class A	3,662
89	Freescale Semiconductor Ltd. (a)	1,475
121	KLA-Tencor Corp.	7,379
352	ON Semiconductor Corp. (a)	2,573
44	Teradyne, Inc. (a)	727

		18,065

	Software — 1.3%
178	Microsoft Corp.	5,931

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — Continued
106	Oracle Corp.	3,506

		9,437

	Total Information Technology	67,423

	Materials — 4.5%
	Chemicals — 2.5%
63	Air Products & Chemicals, Inc.	6,757
46	Axiall Corp.	1,749
241	Dow Chemical Co. (The)	9,242

		17,748

	Containers & Packaging — 0.2%
34	Ball Corp.	1,544

	Metals & Mining — 1.8%
323	Alcoa, Inc.	2,625
186	Freeport-McMoRan Copper & Gold, Inc.	6,166
80	Nucor Corp.	3,907

		12,698

	Total Materials	31,990

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.6%
97	Verizon Communications, Inc.	4,521

	Utilities — 3.2%
	Electric Utilities — 2.6%
143	Edison International	6,571
84	NextEra Energy, Inc.	6,697
201	Xcel Energy, Inc.	5,538

		18,806

	Multi-Utilities — 0.6%
44	Sempra Energy	3,780

	Total Utilities	22,586

	Total Common Stocks (Cost $573,088)	700,361

Short-Term Investment — 2.4%
	Investment Company — 2.4%
17,219	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $17,219)	17,219

	Total Investments — 100.2% (Cost $590,307)	717,580
	Liabilities in Excess of Other Assets — (0.2)%	(1,632)

	NET ASSETS — 100.0%	$715,948

Percentages indicated are based on net assets.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
192	E-mini S&P 500	12/20/13	$16,073	$(112)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$133,179
Aggregate gross unrealized depreciation	(5,906)

Net unrealized appreciation/depreciation	$127,273

Federal income tax cost of investments	$590,307

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$717,580	$—	$—	$717,580
Depreciation in Other Financial Instruments
Futures Contracts	$(112)	$—	$—	$(112)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.5%
	Consumer Discretionary — 14.0%
	Auto Components — 0.2%
101	Gentex Corp.	2,592
14	Standard Motor Products, Inc.	436
16	Superior Industries International, Inc.	290

		3,318

	Automobiles — 0.2%
30	Thor Industries, Inc.	1,766
20	Winnebago Industries, Inc. (a)	515

		2,281

	Distributors — 0.6%
169	LKQ Corp. (a)	5,384
66	Pool Corp.	3,711
12	VOXX International Corp. (a)	165

		9,260

	Diversified Consumer Services — 1.0%
14	American Public Education, Inc. (a)	523
75	Apollo Group, Inc., Class A (a)	1,563
11	Capella Education Co. (a)	603
48	Hillenbrand, Inc.	1,324
26	ITT Educational Services, Inc. (a)	818
12	Lincoln Educational Services Corp.	54
20	Matthews International Corp., Class A	745
71	Outerwall, Inc. (a)	3,563
271	Service Corp. International	5,040

		14,233

	Hotels, Restaurants & Leisure — 2.3%
15	Bally Technologies, Inc. (a)	1,112
20	Bob Evans Farms, Inc.	1,172
60	Boyd Gaming Corp. (a)	848
139	Brinker International, Inc.	5,633
14	CEC Entertainment, Inc.	636
20	Cheesecake Factory, Inc. (The)	892
55	Cracker Barrel Old Country Store, Inc.	5,671
1	DineEquity, Inc.	98
27	Interval Leisure Group, Inc.	644
127	Jack in the Box, Inc. (a)	5,072
14	Marcus Corp.	200
19	Marriott Vacations Worldwide Corp. (a)	855
18	Multimedia Games Holding Co., Inc. (a)	631
18	Panera Bread Co., Class A (a)	2,782
13	Papa John’s International, Inc.	884
8	Red Robin Gourmet Burgers, Inc. (a)	599
24	Ruth’s Hospitality Group, Inc.	285
47	Scientific Games Corp., Class A (a)	759
38	SHFL Entertainment, Inc. (a)	883
41	Sonic Corp. (a)	723
100	Texas Roadhouse, Inc.	2,621
74	Wendy’s Co. (The)	625
5	WMS Industries, Inc. (a)	131

		33,756

	Household Durables — 2.1%
7	Blyth, Inc.	101
22	Helen of Troy Ltd., (Bermuda) (a)	967
18	iRobot Corp. (a)	688
146	Jarden Corp. (a)	7,083
59	KB Home	1,067
36	La-Z-Boy, Inc.	808
76	MDC Holdings, Inc.	2,292
43	Mohawk Industries, Inc. (a)	5,629
3	NVR, Inc. (a)	2,656
98	Ryland Group, Inc. (The)	3,954
31	Tupperware Brands Corp.	2,656
98	Universal Electronics, Inc. (a)	3,524

		31,425

	Internet & Catalog Retail — 0.1%
10	Blue Nile, Inc. (a)	391
22	HSN, Inc.	1,158
20	Nutrisystem, Inc.	281
15	PetMed Express, Inc.	247

		2,077

	Leisure Equipment & Products — 0.8%
9	Arctic Cat, Inc.	502
58	Brunswick Corp.	2,295
37	Polaris Industries, Inc.	4,815
72	Sturm Ruger & Co., Inc.	4,514

		12,126

	Media — 0.9%
54	Cinemark Holdings, Inc.	1,699
233	E.W. Scripps Co., Class A (a)	4,274
143	Harte-Hanks, Inc.	1,259
3	John Wiley & Sons, Inc., Class A	151
270	Live Nation Entertainment, Inc. (a)	5,010
8	Meredith Corp.	402

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Media — Continued
17	Scholastic Corp.	495

		13,290

	Multiline Retail — 0.2%
40	Big Lots, Inc. (a)	1,492
26	Fred’s, Inc., Class A	408
29	Tuesday Morning Corp. (a)	437

		2,337

	Specialty Retail — 4.0%
30	Aaron’s, Inc.	824
49	Advance Auto Parts, Inc.	4,091
9	Aeropostale, Inc. (a)	81
125	American Eagle Outfitters, Inc.	1,749
36	ANN, Inc. (a)	1,319
96	Ascena Retail Group, Inc. (a)	1,917
28	Barnes & Noble, Inc. (a)	364
21	Big 5 Sporting Goods Corp.	334
30	Brown Shoe Co., Inc.	695
30	Buckle, Inc. (The)	1,603
9	Cabela’s, Inc. (a)	596
21	Cato Corp. (The), Class A	595
266	Chico’s FAS, Inc.	4,439
85	Children’s Place Retail Stores, Inc. (The) (a)	4,909
8	Coldwater Creek, Inc. (a)	14
56	Dick’s Sporting Goods, Inc.	2,990
202	Foot Locker, Inc.	6,858
17	Genesco, Inc. (a)	1,126
16	Group 1 Automotive, Inc.	1,247
62	Guess?, Inc.	1,860
12	Haverty Furniture Cos., Inc.	295
45	Hibbett Sports, Inc. (a)	2,504
10	Kirkland’s, Inc. (a)	180
15	Lithia Motors, Inc., Class A	1,081
47	Lumber Liquidators Holdings, Inc. (a)	5,018
15	MarineMax, Inc. (a)	180
9	Men’s Wearhouse, Inc. (The)	303
485	Office Depot, Inc. (a)	2,341
35	Pep Boys-Manny Moe & Jack (The) (a)	431
43	Rent-A-Center, Inc.	1,637
11	rue21, Inc. (a)	434
15	Signet Jewelers Ltd., (Bermuda)	1,110
13	Sonic Automotive, Inc., Class A	307
17	Stein Mart, Inc.	238
32	Tractor Supply Co.	2,181
11	Vitamin Shoppe, Inc. (a)	496
63	Williams-Sonoma, Inc.	3,535
19	Zale Corp. (a)	284

		60,166

	Textiles, Apparel & Luxury Goods — 1.6%
85	Carter’s, Inc.	6,466
86	Crocs, Inc. (a)	1,165
144	Hanesbrands, Inc.	8,945
17	Iconix Brand Group, Inc. (a)	563
16	Maidenform Brands, Inc. (a)	374
12	Movado Group, Inc.	525
8	Perry Ellis International, Inc.	147
27	Skechers U.S.A., Inc., Class A (a)	837
37	Steven Madden Ltd. (a)	1,968
42	Under Armour, Inc., Class A (a)	3,307

		24,297

	Total Consumer Discretionary	208,566

	Consumer Staples — 3.2%
	Beverages — 0.1%
5	Boston Beer Co., Inc. (The), Class A (a)	1,185

	Food & Staples Retailing — 0.4%
13	Andersons, Inc. (The)	875
36	Casey’s General Stores, Inc.	2,657
9	Harris Teeter Supermarkets, Inc.	434
8	Nash Finch Co.	221
15	Spartan Stores, Inc.	325
141	SUPERVALU, Inc. (a)	1,158

		5,670

	Food Products — 2.0%
8	B&G Foods, Inc.	271
8	Calavo Growers, Inc.	243
10	Cal-Maine Foods, Inc.	473
81	Darling International, Inc. (a)	1,718
15	Diamond Foods, Inc. (a)	349
87	Flowers Foods, Inc.	1,863
89	Green Mountain Coffee Roasters, Inc. (a)	6,691
24	Hain Celestial Group, Inc. (The) (a)	1,885
71	Hillshire Brands Co.	2,198
86	Ingredion, Inc.	5,721

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Food Products — Continued
10	J&J Snack Foods Corp.	791
17	Post Holdings, Inc. (a)	683
62	Sanderson Farms, Inc.	4,053
6	Seneca Foods Corp., Class A (a)	173
16	Snyders-Lance, Inc.	472
26	TreeHouse Foods, Inc. (a)	1,711

		29,295

	Household Products — 0.6%
33	Central Garden & Pet Co., Class A (a)	228
84	Church & Dwight Co., Inc.	5,037
37	Energizer Holdings, Inc.	3,339
11	WD-40 Co.	734

		9,338

	Personal Products — 0.1%
10	Inter Parfums, Inc.	308
10	Medifast, Inc. (a)	257
35	Prestige Brands Holdings, Inc. (a)	1,041

		1,606

	Tobacco — 0.0% (g)
16	Universal Corp.	827

	Total Consumer Staples	47,921

	Energy — 5.1%
	Energy Equipment & Services — 3.0%
29	Atwood Oceanics, Inc. (a)	1,572
21	Basic Energy Services, Inc. (a)	268
69	Bristow Group, Inc.	5,036
31	C&J Energy Services, Inc. (a)	620
15	Dril-Quip, Inc. (a)	1,710
14	Era Group, Inc. (a)	390
11	Exterran Holdings, Inc. (a)	292
8	Geospace Technologies Corp. (a)	716
9	Gulf Island Fabrication, Inc.	230
105	Helix Energy Solutions Group, Inc. (a)	2,653
51	Hornbeck Offshore Services, Inc. (a)	2,942
91	ION Geophysical Corp. (a)	475
14	Matrix Service Co. (a)	272
64	Oceaneering International, Inc.	5,213
81	Oil States International, Inc. (a)	8,356
70	Patterson-UTI Energy, Inc.	1,487
135	Superior Energy Services, Inc. (a)	3,385
52	TETRA Technologies, Inc. (a)	652
106	Tidewater, Inc.	6,255
65	Unit Corp. (a)	3,014

		45,538

	Oil, Gas & Consumable Fuels — 2.1%
31	Bill Barrett Corp. (a)	774
25	Carrizo Oil & Gas, Inc. (a)	934
61	Cimarex Energy Co.	5,847
14	Cloud Peak Energy, Inc. (a)	201
33	Comstock Resources, Inc.	527
9	Contango Oil & Gas Co.	341
223	HollyFrontier Corp.	9,372
31	Penn Virginia Corp. (a)	206
39	PetroQuest Energy, Inc. (a)	155
80	Quicksilver Resources, Inc. (a)	157
102	Rosetta Resources, Inc. (a)	5,547
28	SM Energy Co.	2,155
87	Stone Energy Corp. (a)	2,811
52	World Fuel Services Corp.	1,939

		30,966

	Total Energy	76,504

	Financials — 20.9%
	Capital Markets — 2.2%
45	Affiliated Managers Group, Inc. (a)	8,254
253	Apollo Investment Corp.	2,066
36	Eaton Vance Corp.	1,382
78	Federated Investors, Inc., Class B	2,111
21	HFF, Inc., Class A	520
28	Investment Technology Group, Inc. (a)	441
10	Piper Jaffray Cos. (a)	354
157	Prospect Capital Corp.	1,755
61	Raymond James Financial, Inc.	2,532
211	SEI Investments Co.	6,511
5	Stifel Financial Corp. (a)	224
132	Waddell & Reed Financial, Inc., Class A	6,812

		32,962

	Commercial Banks — 5.3%
231	Associated Banc-Corp.	3,584
76	BancorpSouth, Inc.	1,518
46	Bank of Hawaii Corp.	2,507
19	Bank of the Ozarks, Inc.	924
12	Banner Corp.	451
54	BBCN Bancorp, Inc.	739
54	Boston Private Financial Holdings, Inc.	602

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Commercial Banks — Continued
56	Cathay General Bancorp	1,314
10	City Holding Co.	447
16	City National Corp.	1,044
27	Columbia Banking System, Inc.	673
3	Commerce Bancshares, Inc.	118
29	Community Bank System, Inc.	999
11	Cullen/Frost Bankers, Inc.	790
60	CVB Financial Corp.	812
236	East West Bancorp, Inc.	7,545
81	First BanCorp, (Puerto Rico) (a)	458
39	First Financial Bancorp	590
21	First Financial Bankshares, Inc.	1,262
51	First Midwest Bancorp, Inc.	766
331	First Niagara Financial Group, Inc.	3,428
294	FirstMerit Corp.	6,390
41	FNB Corp.	503
311	Fulton Financial Corp.	3,627
49	Glacier Bancorp, Inc.	1,208
21	Hanmi Financial Corp.	351
30	Home BancShares, Inc.	897
14	Independent Bank Corp.	513
36	International Bancshares Corp.	774
38	MB Financial, Inc.	1,075
49	National Penn Bancshares, Inc.	491
25	NBT Bancorp, Inc.	566
14	Old National Bancorp	200
23	PacWest Bancorp	798
24	Pinnacle Financial Partners, Inc. (a)	714
45	PrivateBancorp, Inc.	961
31	Prosperity Bancshares, Inc.	1,891
19	S&T Bancorp, Inc.	463
11	Simmons First National Corp., Class A	336
21	Sterling Bancorp	282
177	Susquehanna Bancshares, Inc.	2,227
33	SVB Financial Group (a)	2,850
625	Synovus Financial Corp.	2,063
114	TCF Financial Corp.	1,628
92	Texas Capital Bancshares, Inc. (a)	4,230
7	Tompkins Financial Corp.	344
56	Trustmark Corp.	1,421
79	UMB Financial Corp.	4,287
124	Umpqua Holdings Corp.	2,018
13	United Community Banks, Inc. (a)	192
163	Webster Financial Corp.	4,153
42	Wilshire Bancorp, Inc.	341
19	Wintrust Financial Corp.	765

		79,130

	Consumer Finance — 0.4%
38	Cash America International, Inc.	1,714
15	Encore Capital Group, Inc. (a)	669
38	Ezcorp, Inc., Class A (a)	644
6	First Cash Financial Services, Inc. (a)	325
33	Portfolio Recovery Associates, Inc. (a)	1,988
10	World Acceptance Corp. (a)	896

		6,236

	Diversified Financial Services — 0.5%
56	CBOE Holdings, Inc.	2,540
28	MarketAxess Holdings, Inc.	1,657
86	MSCI, Inc. (a)	3,444

		7,641

	Insurance — 3.7%
7	Alleghany Corp. (a)	2,893
60	American Financial Group, Inc.	3,247
12	AMERISAFE, Inc.	434
112	Aspen Insurance Holdings Ltd., (Bermuda)	4,051
62	Brown & Brown, Inc.	1,988
15	eHealth, Inc. (a)	479
28	Employers Holdings, Inc.	823
65	Everest Re Group Ltd., (Bermuda)	9,490
148	Fidelity National Financial, Inc., Class A	3,934
35	Hanover Insurance Group, Inc. (The)	1,910
147	HCC Insurance Holdings, Inc.	6,434
27	Horace Mann Educators Corp.	765
9	Infinity Property & Casualty Corp.	559
34	Kemper Corp.	1,148
26	Mercury General Corp.	1,232
9	Navigators Group, Inc. (The) (a)	494
196	Old Republic International Corp.	3,018
14	ProAssurance Corp.	627
129	Protective Life Corp.	5,505
3	RLI Corp.	303
10	Safety Insurance Group, Inc.	545
38	Selective Insurance Group, Inc.	923
7	StanCorp Financial Group, Inc.	364

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
13	Stewart Information Services Corp.	424
30	Tower Group International Ltd., (Bermuda)	210
14	United Fire Group, Inc.	432
62	W.R. Berkley Corp.	2,673

		54,905

	Real Estate Investment Trusts (REITs) — 7.8%
30	Acadia Realty Trust	746
43	Alexandria Real Estate Equities, Inc.	2,729
71	American Campus Communities, Inc.	2,416
106	BioMed Realty Trust, Inc.	1,972
53	BRE Properties, Inc.	2,704
55	Camden Property Trust	3,389
48	Cedar Realty Trust, Inc.	251
61	Colonial Properties Trust	1,362
16	CoreSite Realty Corp.	536
50	Corporate Office Properties Trust	1,161
59	Corrections Corp. of America	2,039
185	Cousins Properties, Inc.	1,901
129	DiamondRock Hospitality Co.	1,380
216	Duke Realty Corp.	3,335
19	EastGroup Properties, Inc.	1,146
32	EPR Properties	1,570
42	Equity One, Inc.	911
24	Essex Property Trust, Inc.	3,587
71	Extra Space Storage, Inc.	3,270
44	Federal Realty Investment Trust	4,467
50	Franklin Street Properties Corp.	633
80	GEO Group, Inc. (The)	2,654
18	Getty Realty Corp.	350
26	Government Properties Income Trust	630
53	Healthcare Realty Trust, Inc.	1,225
51	Highwoods Properties, Inc.	1,812
34	Home Properties, Inc.	1,961
85	Hospitality Properties Trust	2,404
53	Inland Real Estate Corp.	546
50	Kilroy Realty Corp.	2,520
43	Kite Realty Group Trust	253
60	LaSalle Hotel Properties	1,712
69	Lexington Realty Trust	775
80	Liberty Property Trust	2,858
21	LTC Properties, Inc.	797
60	Mack-Cali Realty Corp.	1,327
93	Medical Properties Trust, Inc.	1,135
28	Mid-America Apartment Communities, Inc.	1,764
74	National Retail Properties, Inc.	2,346
73	Omega Healthcare Investors, Inc.	2,176
15	Parkway Properties, Inc.	263
37	Post Properties, Inc.	1,665
97	Potlatch Corp.	3,853
13	PS Business Parks, Inc.	945
84	Rayonier, Inc.	4,656
119	Realty Income Corp.	4,727
62	Regency Centers Corp.	2,981
8	Saul Centers, Inc.	378
128	Senior Housing Properties Trust	2,987
62	SL Green Realty Corp.	5,489
21	Sovran Self Storage, Inc.	1,580
64	Tanger Factory Outlet Centers	2,083
92	Taubman Centers, Inc.	6,185
172	UDR, Inc.	4,085
8	Universal Health Realty Income Trust	354
16	Urstadt Biddle Properties, Inc., Class A	318
83	Weingarten Realty Investors	2,448

		115,747

	Real Estate Management & Development — 0.5%
130	Alexander & Baldwin, Inc. (a)	4,669
24	Forestar Group, Inc. (a)	508
30	Jones Lang LaSalle, Inc.	2,631

		7,808

	Thrifts & Mortgage Finance — 0.5%
44	Astoria Financial Corp.	553
29	Bank Mutual Corp.	185
47	Brookline Bancorp, Inc.	443
19	Dime Community Bancshares, Inc.	316
165	New York Community Bancorp, Inc.	2,492
39	Oritani Financial Corp.	637
37	Provident Financial Services, Inc.	598
62	TrustCo Bank Corp.	370
64	Washington Federal, Inc.	1,320

		6,914

	Total Financials	311,343

	Health Care — 9.9%
	Biotechnology — 1.5%
28	Acorda Therapeutics, Inc. (a)	953

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Biotechnology — Continued
272	Arqule, Inc. (a)	633
69	Cubist Pharmaceuticals, Inc. (a)	4,412
30	Momenta Pharmaceuticals, Inc. (a)	427
33	United Therapeutics Corp. (a)	2,616
172	Vertex Pharmaceuticals, Inc. (a)	13,049

		22,090

	Health Care Equipment & Supplies — 2.4%
25	ABIOMED, Inc. (a)	477
99	Align Technology, Inc. (a)	4,764
19	CONMED Corp.	642
23	Cooper Cos., Inc. (The)	3,031
122	CryoLife, Inc.	856
4	Cynosure, Inc., Class A (a)	83
16	Greatbatch, Inc. (a)	532
110	Hill-Rom Holdings, Inc.	3,956
187	Hologic, Inc. (a)	3,866
9	ICU Medical, Inc. (a)	582
39	IDEXX Laboratories, Inc. (a)	3,857
13	Masimo Corp.	356
18	Natus Medical, Inc. (a)	253
142	NuVasive, Inc. (a)	3,478
85	ResMed, Inc.	4,465
78	STERIS Corp.	3,366
8	SurModics, Inc. (a)	202
24	Symmetry Medical, Inc. (a)	193
42	Thoratec Corp. (a)	1,561

		36,520

	Health Care Providers & Services — 3.9%
27	AMN Healthcare Services, Inc. (a)	367
22	Amsurg Corp. (a)	867
38	Centene Corp. (a)	2,462
67	Community Health Systems, Inc.	2,762
9	Corvel Corp. (a)	331
196	Cross Country Healthcare, Inc. (a)	1,189
11	Ensign Group, Inc. (The)	455
198	Gentiva Health Services, Inc. (a)	2,381
98	Health Management Associates, Inc., Class A (a)	1,253
177	Health Net, Inc. (a)	5,613
61	Henry Schein, Inc. (a)	6,314
36	Kindred Healthcare, Inc.	479
84	Magellan Health Services, Inc. (a)	5,059
26	MEDNAX, Inc. (a)	2,635
23	Molina Healthcare, Inc. (a)	822
9	MWI Veterinary Supply, Inc. (a)	1,310
173	Omnicare, Inc.	9,617
146	Owens & Minor, Inc.	5,038
64	Universal Health Services, Inc., Class B	4,772
66	VCA Antech, Inc. (a)	1,809
30	WellCare Health Plans, Inc. (a)	2,113

		57,648

	Health Care Technology — 0.2%
13	HealthStream, Inc. (a)	503
15	Medidata Solutions, Inc. (a)	1,478
22	Omnicell, Inc. (a)	525

		2,506

	Life Sciences Tools & Services — 1.0%
48	Affymetrix, Inc. (a)	301
25	Cambrex Corp. (a)	333
60	Charles River Laboratories International, Inc. (a)	2,785
24	Covance, Inc. (a)	2,094
21	Enzo Biochem, Inc. (a)	54
25	Luminex Corp. (a)	508
5	Mettler-Toledo International, Inc. (a)	1,242
126	PAREXEL International Corp. (a)	6,311
8	Techne Corp.	612

		14,240

	Pharmaceuticals — 0.9%
148	Endo Health Solutions, Inc. (a)	6,711
7	Hi-Tech Pharmacal Co., Inc.	309
47	Impax Laboratories, Inc. (a)	958
38	Medicines Co. (The) (a)	1,277
42	Questcor Pharmaceuticals, Inc.	2,432
37	Salix Pharmaceuticals Ltd. (a)	2,475

		14,162

	Total Health Care	147,166

	Industrials — 16.6%
	Aerospace & Defense — 2.0%
27	AAR Corp.	732
71	Alliant Techsystems, Inc.	6,884
72	B/E Aerospace, Inc. (a)	5,348
11	Cubic Corp.	597
83	Engility Holdings, Inc. (a)	2,641

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Aerospace & Defense — Continued
14	Esterline Technologies Corp. (a)	1,104
100	Exelis, Inc.	1,567
39	GenCorp, Inc. (a)	633
98	Huntington Ingalls Industries, Inc.	6,622
22	Moog, Inc., Class A (a)	1,284
42	Orbital Sciences Corp. (a)	886
25	Triumph Group, Inc.	1,755

		30,053

	Air Freight & Logistics — 0.1%
20	Forward Air Corp.	789
24	Hub Group, Inc., Class A (a)	940

		1,729

	Airlines — 0.5%
53	Alaska Air Group, Inc.	3,304
32	Allegiant Travel Co.	3,417
35	SkyWest, Inc.	509

		7,230

	Building Products — 1.0%
135	A.O. Smith Corp.	6,089
18	AAON, Inc.	480
115	Fortune Brands Home & Security, Inc.	4,771
13	Gibraltar Industries, Inc. (a)	186
37	Lennox International, Inc.	2,774
25	Quanex Building Products Corp.	463
13	Universal Forest Products, Inc.	551

		15,314

	Commercial Services & Supplies — 1.2%
32	ABM Industries, Inc.	843
36	Brink’s Co. (The)	1,017
7	Consolidated Graphics, Inc. (a)	389
37	Deluxe Corp.	1,547
13	G&K Services, Inc., Class A	778
12	Herman Miller, Inc.	343
21	HNI Corp.	755
21	Mine Safety Appliances Co.	1,104
24	Mobile Mini, Inc. (a)	832
397	R.R. Donnelley & Sons Co.	6,268
55	Tetra Tech, Inc. (a)	1,416
11	UniFirst Corp.	1,131
23	United Stationers, Inc.	1,008
13	Viad Corp.	333

		17,764

	Construction & Engineering — 1.5%
198	AECOM Technology Corp. (a)	6,197
27	Aegion Corp. (a)	635
25	Comfort Systems USA, Inc.	419
24	Dycom Industries, Inc. (a)	680
97	EMCOR Group, Inc.	3,798
26	Granite Construction, Inc.	811
64	KBR, Inc.	2,096
18	Orion Marine Group, Inc. (a)	189
130	URS Corp.	6,979

		21,804

	Electrical Equipment — 1.2%
17	AZZ, Inc.	724
95	EnerSys, Inc.	5,786
142	General Cable Corp.	4,515
30	Hubbell, Inc., Class B	3,140
10	II-VI, Inc. (a)	191
6	Powell Industries, Inc. (a)	350
40	Regal-Beloit Corp.	2,713

		17,419

	Industrial Conglomerates — 0.5%
99	Carlisle Cos., Inc.	6,947

	Machinery — 4.8%
47	Actuant Corp., Class A	1,824
128	AGCO Corp.	7,753
19	Albany International Corp., Class A	675
14	Astec Industries, Inc.	510
36	Barnes Group, Inc.	1,240
34	Briggs & Stratton Corp.	692
12	CIRCOR International, Inc.	721
77	Crane Co.	4,737
14	EnPro Industries, Inc. (a)	828
19	ESCO Technologies, Inc.	633
42	Federal Signal Corp. (a)	538
44	IDEX Corp.	2,845
143	ITT Corp.	5,152
19	John Bean Technologies Corp.	472
34	Lincoln Electric Holdings, Inc.	2,296
9	Lindsay Corp.	699
11	Lydall, Inc. (a)	187
43	Mueller Industries, Inc.	2,387
28	Nordson Corp.	2,071

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Machinery — Continued
72	Oshkosh Corp. (a)	3,514
14	SPX Corp.	1,176
9	Standex International Corp.	517
13	Tennant Co.	803
172	Terex Corp. (a)	5,768
118	Timken Co.	7,143
33	Titan International, Inc.	487
142	Trinity Industries, Inc.	6,458
36	Valmont Industries, Inc.	5,056
74	Wabtec Corp.	4,635
7	Watts Water Technologies, Inc., Class A	406

		72,223

	Marine — 0.1%
72	Matson, Inc.	1,889

	Professional Services — 1.8%
8	CDI Corp.	129
21	Corporate Executive Board Co. (The)	1,559
9	Exponent, Inc.	668
5	FTI Consulting, Inc. (a)	184
48	Heidrick & Struggles International, Inc.	913
82	Insperity, Inc.	3,069
20	Kelly Services, Inc., Class A	386
33	Korn/Ferry International (a)	705
115	Manpowergroup, Inc.	8,393
34	Navigant Consulting, Inc. (a)	533
31	Resources Connection, Inc.	423
81	Towers Watson & Co., Class A	8,677
28	TrueBlue, Inc. (a)	666

		26,305

	Road & Rail — 1.3%
189	Arkansas Best Corp.	4,854
136	Con-way, Inc.	5,851
39	Heartland Express, Inc.	548
72	J.B. Hunt Transport Services, Inc.	5,241
30	Landstar System, Inc.	1,689
37	Old Dominion Freight Line, Inc. (a)	1,725

		19,908

	Trading Companies & Distributors — 0.6%
18	Kaman Corp.	670
24	MSC Industrial Direct Co., Inc., Class A	1,953
52	United Rentals, Inc. (a)	3,033
34	Watsco, Inc.	3,214

		8,870

	Total Industrials	247,455

	Information Technology — 15.9%
	Communications Equipment — 0.8%
8	Bel Fuse, Inc., Class B	131
31	Ciena Corp. (a)	783
13	Comtech Telecommunications Corp.	328
79	Harmonic, Inc. (a)	609
29	InterDigital, Inc.	1,100
14	NETGEAR, Inc. (a)	427
14	Oplink Communications, Inc. (a)	255
25	PC-Tel, Inc.	219
79	Plantronics, Inc.	3,632
362	Polycom, Inc. (a)	3,952
61	Riverbed Technology, Inc. (a)	888
29	Symmetricom, Inc. (a)	138

		12,462

	Computers & Peripherals — 0.8%
37	3D Systems Corp. (a)	1,979
101	Avid Technology, Inc. (a)	608
37	Diebold, Inc.	1,074
32	Electronics For Imaging, Inc. (a)	1,017
15	Intevac, Inc. (a)	89
60	Lexmark International, Inc., Class A	1,985
115	NCR Corp. (a)	4,543
58	QLogic Corp. (a)	639
23	Super Micro Computer, Inc. (a)	309

		12,243

	Electronic Equipment, Instruments & Components — 3.9%
14	Agilysys, Inc. (a)	165
20	Anixter International, Inc. (a)	1,753
164	Arrow Electronics, Inc. (a)	7,956
204	Avnet, Inc.	8,506
23	Belden, Inc.	1,455
225	Benchmark Electronics, Inc. (a)	5,139
26	Checkpoint Systems, Inc. (a)	440
12	Cognex Corp.	384
16	Coherent, Inc.	1,001
22	CTS Corp.	351
25	Daktronics, Inc.	284

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Electronic Equipment, Instruments & Components — Continued
17	Electro Scientific Industries, Inc.	200
12	FARO Technologies, Inc. (a)	520
27	FEI Co.	2,346
18	Gerber Scientific, Inc. (a) (i)	—
109	Ingram Micro, Inc., Class A (a)	2,516
32	Insight Enterprises, Inc. (a)	598
15	Itron, Inc. (a)	633
15	Littelfuse, Inc.	1,174
10	Measurement Specialties, Inc. (a)	556
25	Methode Electronics, Inc.	690
11	MTS Systems Corp.	692
25	Newport Corp. (a)	390
14	Park Electrochemical Corp.	409
35	Plexus Corp. (a)	1,317
16	Radisys Corp. (a)	51
19	Rofin-Sinar Technologies, Inc. (a)	471
11	Rogers Corp. (a)	643
20	ScanSource, Inc. (a)	689
74	SYNNEX Corp. (a)	4,573
97	Tech Data Corp. (a)	4,833
143	Trimble Navigation Ltd. (a)	4,259
225	TTM Technologies, Inc. (a)	2,196
97	Vishay Intertechnology, Inc. (a)	1,246

		58,436

	Internet Software & Services — 1.3%
69	AOL, Inc. (a)	2,382
45	comScore, Inc. (a)	1,296
29	Dealertrack Technologies, Inc. (a)	1,251
25	Digital River, Inc. (a)	446
34	Equinix, Inc. (a)	6,189
31	j2 Global, Inc.	1,548
14	LogMeIn, Inc. (a)	446
15	OpenTable, Inc. (a)	1,064
22	Perficient, Inc. (a)	398
142	QuinStreet, Inc. (a)	1,338
13	Rackspace Hosting, Inc. (a)	663
11	Stamps.com, Inc. (a)	525
62	United Online, Inc.	498
65	XO Group, Inc. (a)	841

		18,885

	IT Services — 2.8%
38	Acxiom Corp. (a)	1,082
34	Alliance Data Systems Corp. (a)	7,275
16	CACI International, Inc., Class A (a)	1,127
10	Cardtronics, Inc. (a)	355
47	CIBER, Inc. (a)	154
124	Convergys Corp.	2,327
52	CoreLogic, Inc. (a)	1,408
23	CSG Systems International, Inc.	577
69	DST Systems, Inc.	5,209
65	ExlService Holdings, Inc. (a)	1,856
9	Forrester Research, Inc.	324
67	Gartner, Inc. (a)	4,010
23	Global Payments, Inc.	1,186
39	Heartland Payment Systems, Inc.	1,532
20	iGATE Corp. (a)	557
46	Jack Henry & Associates, Inc.	2,352
191	Lender Processing Services, Inc.	6,362
16	ManTech International Corp., Class A	460
11	MAXIMUS, Inc.	510
29	Sykes Enterprises, Inc. (a)	524
20	TeleTech Holdings, Inc. (a)	505
80	VeriFone Systems, Inc. (a)	1,823

		41,515

	Office Electronics — 0.1%
27	Zebra Technologies Corp., Class A (a)	1,241

	Semiconductors & Semiconductor Equipment — 2.2%
30	Advanced Energy Industries, Inc. (a)	524
313	Atmel Corp. (a)	2,331
23	ATMI, Inc. (a)	601
16	Cabot Microelectronics Corp. (a)	614
17	Ceva, Inc. (a)	289
44	Cirrus Logic, Inc. (a)	990
83	Cree, Inc. (a)	4,986
12	Diodes, Inc. (a)	292
68	DSP Group, Inc. (a)	481
30	Exar Corp. (a)	404
84	Fairchild Semiconductor International, Inc. (a)	1,161
90	GT Advanced Technologies, Inc. (a)	769
65	Integrated Device Technology, Inc. (a)	609
52	International Rectifier Corp. (a)	1,278
42	Kopin Corp. (a)	170

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
198	Kulicke & Soffa Industries, Inc., (Singapore) (a)	2,281
93	Microsemi Corp. (a)	2,255
32	MKS Instruments, Inc.	858
12	Nanometrics, Inc. (a)	186
137	Pericom Semiconductor Corp. (a)	1,068
5	Power Integrations, Inc.	251
340	RF Micro Devices, Inc. (a)	1,915
171	Sigma Designs, Inc. (a)	956
215	Skyworks Solutions, Inc. (a)	5,342
29	STR Holdings, Inc. (a)	65
35	Supertex, Inc.	876
18	Ultratech, Inc. (a)	545
17	Volterra Semiconductor Corp. (a)	389

		32,486

	Software — 4.0%
22	Advent Software, Inc.	684
55	ANSYS, Inc. (a)	4,784
30	Blackbaud, Inc.	1,189
438	Cadence Design Systems, Inc. (a)	5,908
31	CommVault Systems, Inc. (a)	2,681
72	Compuware Corp.	808
62	Fair Isaac Corp.	3,436
59	Informatica Corp. (a)	2,310
10	Interactive Intelligence Group, Inc. (a)	604
14	Manhattan Associates, Inc. (a)	1,292
34	Mentor Graphics Corp.	787
6	MicroStrategy, Inc., Class A (a)	576
25	Monotype Imaging Holdings, Inc.	706
9	Progress Software Corp. (a)	228
186	PTC, Inc. (a)	5,288
203	Rovi Corp. (a)	3,897
37	SolarWinds, Inc. (a)	1,300
111	Solera Holdings, Inc.	5,890
23	Sourcefire, Inc. (a)	1,719
108	Synopsys, Inc. (a)	4,061
223	Take-Two Interactive Software, Inc. (a)	4,054
263	TIBCO Software, Inc. (a)	6,733
118	VASCO Data Security International, Inc. (a)	933

		59,868

	Total Information Technology	237,136

	Materials — 6.7%
	Chemicals — 2.6%
22	A Schulman, Inc.	636
51	Albemarle Corp.	3,205
16	American Vanguard Corp.	428
52	Ashland, Inc.	4,835
21	Balchem Corp.	1,073
46	Cabot Corp.	1,958
40	Calgon Carbon Corp. (a)	764
40	Cytec Industries, Inc.	3,278
65	H.B. Fuller Co.	2,946
6	Hawkins, Inc.	215
14	Koppers Holdings, Inc.	607
22	Kraton Performance Polymers, Inc. (a)	423
13	LSB Industries, Inc. (a)	421
17	Minerals Technologies, Inc.	856
188	Olin Corp.	4,331
19	OM Group, Inc. (a)	648
9	Quaker Chemical Corp.	629
154	RPM International, Inc.	5,589
17	Sensient Technologies Corp.	801
13	Stepan Co.	732
16	Tredegar Corp.	420
67	Valspar Corp. (The)	4,228
14	Zep, Inc.	233

		39,256

	Construction Materials — 0.4%
77	Eagle Materials, Inc.	5,561
41	Headwaters, Inc. (a)	372
6	Martin Marietta Materials, Inc.	606

		6,539

	Containers & Packaging — 1.4%
61	Greif, Inc., Class A	2,998
23	Myers Industries, Inc.	459
76	Packaging Corp. of America	4,325
86	Rock Tenn Co., Class A	8,693
44	Silgan Holdings, Inc.	2,084

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Containers & Packaging — Continued
43	Sonoco Products Co.	1,666

		20,225

	Metals & Mining — 1.5%
11	AM Castle & Co. (a)	174
17	AMCOL International Corp.	554
39	Commercial Metals Co.	665
24	Compass Minerals International, Inc.	1,823
8	Haynes International, Inc.	372
25	Kaiser Aluminum Corp.	1,786
14	Materion Corp.	464
6	Olympic Steel, Inc.	160
65	Reliance Steel & Aluminum Co.	4,747
14	Royal Gold, Inc.	676
22	RTI International Metals, Inc. (a)	707
120	Steel Dynamics, Inc.	2,008
120	SunCoke Energy, Inc. (a)	2,036
162	Worthington Industries, Inc.	5,562

		21,734

	Paper & Forest Products — 0.8%
67	Domtar Corp., (Canada)	5,304
27	KapStone Paper & Packaging Corp.	1,150
62	Louisiana-Pacific Corp. (a)	1,096
13	Neenah Paper, Inc.	495
29	PH Glatfelter Co.	796
59	Schweitzer-Mauduit International, Inc.	3,549

		12,390

	Total Materials	100,144

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.3%
25	Atlantic Tele-Network, Inc.	1,325
66	Cbeyond, Inc. (a)	420
104	tw telecom, inc. (a)	3,093

		4,838

	Wireless Telecommunication Services — 0.4%
11	NTELOS Holdings Corp.	199
196	Telephone & Data Systems, Inc.	5,793

		5,992

	Total Telecommunication Services	10,830

	Utilities — 4.5%
	Electric Utilities — 1.8%
58	El Paso Electric Co.	1,933
207	Great Plains Energy, Inc.	4,586
136	Hawaiian Electric Industries, Inc.	3,404
61	IDACORP, Inc.	2,960
337	NV Energy, Inc.	7,945
94	OGE Energy Corp.	3,400
95	PNM Resources, Inc.	2,159
2	UNS Energy Corp.	112

		26,499

	Gas Utilities — 1.4%
142	Atmos Energy Corp.	6,050
15	Laclede Group, Inc. (The)	695
22	National Fuel Gas Co.	1,508
7	New Jersey Resources Corp.	307
6	Northwest Natural Gas Co.	261
151	Questar Corp.	3,398
42	Southwest Gas Corp.	2,088
165	UGI Corp.	6,469
6	WGL Holdings, Inc.	265

		21,041

	Multi-Utilities — 1.2%
76	Alliant Energy Corp.	3,744
62	Avista Corp.	1,640
63	Black Hills Corp.	3,143
159	MDU Resources Group, Inc.	4,450
26	NorthWestern Corp.	1,188
131	Vectren Corp.	4,355

		18,520

	Water Utilities — 0.1%
26	American States Water Co.	729

	Total Utilities	66,789

	Total Common Stocks (Cost $1,031,313)	1,453,854

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
2,165	U.S. Treasury Note, 0.250%, 11/30/13 (k) (Cost $2,165)	2,166

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.9%
	Investment Company — 1.9%
27,850	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $27,850)	27,850

	Total Investments — 99.5% (Cost $1,061,328)	1,483,870
	Other Assets in Excess of Liabilities — 0.5%	7,350

	NET ASSETS — 100.0%	$1,491,220

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
82	E-mini Russell 2000	12/20/13	$8,785	$139
214	S&P Mid Cap 400	12/20/13	26,549	224

				$363

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$438,864
Aggregate gross unrealized depreciation	(16,322)

Net unrealized appreciation/depreciation	$422,542

Federal income tax cost of investments	$1,061,328

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$208,566	$—	$—		$208,566
Consumer Staples	47,921	—	—		47,921
Energy	76,504	—	—		76,504
Financials	311,343	—	—		311,343
Health Care	147,166	—	—		147,166
Industrials	247,455	—	—		247,455
Information Technology	237,136	—	—	(a)	237,136
Materials	100,144	—	—		100,144
Telecommunication Services	10,830	—	—		10,830
Utilities	66,789	—	—		66,789

Total Common Stocks	1,453,854	—	—	(a)	1,453,854

Debt Securities
U.S. Treasury Obligations	$—	$2,166	$—		$2,166
Short-Term Investment
Investment Company	27,850	—	—		27,850

Total Investments in Securities	$1,481,704	$2,166	$—		$1,483,870

Appreciation in Other Financial Instruments
Futures Contracts	$363	$—	$—		$363

(a)	Value is zero.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.7%
	Consumer Discretionary — 20.3%
	Automobiles — 4.0%
823	Harley-Davidson, Inc.	52,857
95	Tesla Motors, Inc. (a)	18,317

		71,174

	Hotels, Restaurants & Leisure — 1.4%
162	Wynn Resorts Ltd.	25,582

	Household Durables — 1.4%
186	Mohawk Industries, Inc. (a)	24,161

	Media — 1.8%
197	Discovery Communications, Inc., Class A (a)	16,597
246	Madison Square Garden Co. (The), Class A (a)	14,297

		30,894

	Specialty Retail — 8.1%
419	GameStop Corp., Class A	20,818
272	O’Reilly Automotive, Inc. (a)	34,717
388	Ross Stores, Inc.	28,210
253	Signet Jewelers Ltd., (Bermuda)	18,120
552	Urban Outfitters, Inc. (a)	20,305
368	Williams-Sonoma, Inc.	20,670

		142,840

	Textiles, Apparel & Luxury Goods — 3.6%
194	Lululemon Athletica, Inc., (Canada) (a)	14,165
468	Michael Kors Holdings Ltd., (Hong Kong) (a)	34,868
185	Under Armour, Inc., Class A (a)	14,730

		63,763

	Total Consumer Discretionary	358,414

	Consumer Staples — 1.6%
	Food Products — 0.7%
611	WhiteWave Foods Co., Class A (a)	12,198

	Personal Products — 0.9%
778	Avon Products, Inc.	16,016

	Total Consumer Staples	28,214

	Energy — 6.8%
	Energy Equipment & Services — 1.9%
572	Frank’s International N.V., (Netherlands) (a)	17,111
212	Oceaneering International, Inc.	17,182

		34,293

	Oil, Gas & Consumable Fuels — 4.9%
763	Cabot Oil & Gas Corp.	28,475
245	Concho Resources, Inc. (a)	26,604
289	Plains All American Pipeline LP	15,208
199	Range Resources Corp.	15,118

		85,405

	Total Energy	119,698

	Financials — 10.4%
	Capital Markets — 4.0%
127	Affiliated Managers Group, Inc. (a)	23,250
789	Blackstone Group LP (The)	19,643
385	Lazard Ltd., (Bermuda), Class A	13,879
500	TD Ameritrade Holding Corp.	13,100

		69,872

	Commercial Banks — 2.0%
590	East West Bancorp, Inc.	18,860
190	Signature Bank (a)	17,389

		36,249

	Diversified Financial Services — 1.7%
436	Moody’s Corp.	30,692

	Insurance — 0.8%
311	Axis Capital Holdings Ltd., (Bermuda)	13,461

	Real Estate Investment Trusts (REITs) — 0.7%
324	Prologis, Inc.	12,178

	Real Estate Management & Development — 1.2%
923	CBRE Group, Inc., Class A (a)	21,351

	Total Financials	183,803

	Health Care — 14.8%
	Biotechnology — 3.0%
158	Alexion Pharmaceuticals, Inc. (a)	18,377
50	Regeneron Pharmaceuticals, Inc. (a)	15,518
261	Vertex Pharmaceuticals, Inc. (a)	19,759

		53,654

	Health Care Equipment & Supplies — 1.1%
293	Sirona Dental Systems, Inc. (a)	19,597

	Health Care Providers & Services — 3.6%
649	Brookdale Senior Living, Inc. (a)	17,055
398	Envision Healthcare Holdings, Inc. (a)	10,368
248	Humana, Inc.	23,110
391	Premier, Inc., Class A (a)	12,379

		62,912

	Life Sciences Tools & Services — 3.9%
577	Agilent Technologies, Inc.	29,579
661	Bruker Corp. (a)	13,647

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Life Sciences Tools & Services — Continued
317	Illumina, Inc. (a)	25,591

		68,817

	Pharmaceuticals — 3.2%
168	Actavis, Inc. (a)	24,221
300	Valeant Pharmaceuticals International, Inc. (a)	31,299

		55,520

	Total Health Care	260,500

	Industrials — 20.9%
	Airlines — 1.6%
1,155	Delta Air Lines, Inc.	27,249

	Building Products — 1.3%
531	Fortune Brands Home & Security, Inc.	22,101

	Commercial Services & Supplies — 1.4%
207	Stericycle, Inc. (a)	23,919

	Construction & Engineering — 1.3%
332	Fluor Corp.	23,559

	Electrical Equipment — 2.3%
256	Acuity Brands, Inc.	23,594
410	Generac Holdings, Inc.	17,499

		41,093

	Industrial Conglomerates — 1.6%
398	Carlisle Cos., Inc.	27,997

	Machinery — 3.5%
398	Flowserve Corp.	24,800
468	Pall Corp.	36,016

		60,816

	Marine — 1.2%
250	Kirby Corp. (a)	21,620

	Road & Rail — 3.4%
113	Canadian Pacific Railway Ltd., (Canada)	13,908
861	Hertz Global Holdings, Inc. (a)	19,077
375	J.B. Hunt Transport Services, Inc.	27,371

		60,356

	Trading Companies & Distributors — 3.3%
615	Air Lease Corp.	17,008
924	HD Supply Holdings, Inc. (a)	20,289
264	MSC Industrial Direct Co., Inc., Class A	21,485

		58,782

	Total Industrials	367,492

	Information Technology — 20.2%
	Communications Equipment — 2.1%
517	Aruba Networks, Inc. (a)	8,601
191	F5 Networks, Inc. (a)	16,380
278	Palo Alto Networks, Inc. (a)	12,743

		37,724

	Computers & Peripherals — 1.3%
539	NetApp, Inc.	22,985

	Electronic Equipment, Instruments & Components — 1.6%
352	Amphenol Corp., Class A	27,253

	Internet Software & Services — 1.4%
100	LinkedIn Corp., Class A (a)	24,705

	IT Services — 4.6%
170	Alliance Data Systems Corp. (a)	35,844
490	CoreLogic, Inc. (a)	13,255
289	FleetCor Technologies, Inc. (a)	31,836

		80,935

	Semiconductors & Semiconductor Equipment — 5.9%
1,927	Applied Materials, Inc.	33,806
729	Avago Technologies Ltd., (Singapore)	31,443
220	KLA-Tencor Corp.	13,387
531	Xilinx, Inc.	24,869

		103,505

	Software — 3.3%
339	Red Hat, Inc. (a)	15,648
199	ServiceNow, Inc. (a)	10,312
264	Splunk, Inc. (a)	15,827
204	Workday, Inc., Class A (a)	16,469

		58,256

	Total Information Technology	355,363

	Materials — 2.7%
	Chemicals — 2.7%
105	PPG Industries, Inc.	17,558
170	Sherwin-Williams Co. (The)	30,934

	Total Materials	48,492

	Total Common Stocks (Cost $1,203,278)	1,721,976

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.4%
	Investment Company — 3.4%
59,548	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $59,548)	59,548

	Total Investments — 101.1% (Cost $1,262,826)	1,781,524
	Liabilities in Excess of Other Assets — (1.1)%	(19,205)

	NET ASSETS — 100.0%	$1,762,319

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$532,134
Aggregate gross unrealized depreciation	(13,436)

Net unrealized appreciation/depreciation	$518,698

Federal income tax cost of investments	$1,262,826

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,781,524	$—	$—	$1,781,524

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 99.9% (j)
	Common Stocks — 91.1%
	Consumer Discretionary — 15.4%
	Auto Components — 0.5%
84	Dana Holding Corp.	1,921

	Diversified Consumer Services — 1.9%
25	Apollo Group, Inc., Class A (a)	530
114	H&R Block, Inc.	3,048
20	Outerwall, Inc. (a)	995
117	Service Corp. International	2,187

		6,760

	Hotels, Restaurants & Leisure — 1.7%
17	Bally Technologies, Inc. (a)	1,215
108	International Game Technology	2,037
20	Marriott Vacations Worldwide Corp. (a)	866
53	MGM Resorts International (a)	1,079
41	Texas Roadhouse, Inc.	1,078

		6,275

	Household Durables — 1.7%
17	Garmin Ltd., (Switzerland)	766
40	Jarden Corp. (a)	1,925
113	PulteGroup, Inc.	1,872
10	Ryland Group, Inc. (The)	411
8	Whirlpool Corp.	1,118

		6,092

	Internet & Catalog Retail — 0.5%
13	Expedia, Inc.	676
36	HomeAway, Inc. (a)	1,013

		1,689

	Leisure Equipment & Products — 0.5%
23	Hasbro, Inc.	1,091
13	Sturm Ruger & Co., Inc.	785

		1,876

	Media — 3.5%
17	AMC Networks, Inc., Class A (a)	1,176
27	Comcast Corp., Class A	1,203
19	DISH Network Corp., Class A	856
31	Gannett Co., Inc.	820
47	Lions Gate Entertainment Corp. (a)	1,657
4	News Corp., Class A (a)	58
17	Omnicom Group, Inc.	1,096
5	Regal Entertainment Group, Class A	104
15	Scripps Networks Interactive, Inc., Class A	1,166
14	Twenty-First Century Fox, Inc.	482
35	Valassis Communications, Inc.	1,000
5	Washington Post Co. (The), Class B	3,026

		12,644

	Multiline Retail — 0.5%
22	Dillard’s, Inc., Class A	1,743

	Specialty Retail — 3.8%
16	Abercrombie & Fitch Co., Class A	569
34	Best Buy Co., Inc.	1,264
25	Buckle, Inc. (The)	1,353
38	GameStop Corp., Class A	1,910
25	Gap, Inc. (The)	1,015
21	Guess?, Inc.	622
38	Lowe’s Cos., Inc.	1,817
158	Office Depot, Inc. (a)	764
9	O’Reilly Automotive, Inc. (a)	1,114
2	PetSmart, Inc.	151
204	Staples, Inc.	2,990

		13,569

	Textiles, Apparel & Luxury Goods — 0.8%
18	Carter’s, Inc.	1,363
22	Hanesbrands, Inc.	1,369

		2,732

	Total Consumer Discretionary	55,301

	Consumer Staples — 6.9%
	Beverages — 0.7%
50	Molson Coors Brewing Co., Class B	2,491

	Food & Staples Retailing — 2.1%
69	Kroger Co. (The)	2,792
282	Rite Aid Corp. (a)	1,344
53	Safeway, Inc.	1,710
33	Walgreen Co.	1,783

		7,629

	Food Products — 1.9%
36	Archer-Daniels-Midland Co.	1,322
22	Ingredion, Inc.	1,482
81	Pilgrim’s Pride Corp. (a)	1,367
16	Sanderson Farms, Inc.	1,030
62	Tyson Foods, Inc., Class A	1,753

		6,954

	Household Products — 0.7%
27	Energizer Holdings, Inc.	2,486

	Personal Products — 1.0%
19	Herbalife Ltd., (Cayman Islands)	1,331

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Personal Products — Continued
22	Nu Skin Enterprises, Inc., Class A	2,149

		3,480

	Tobacco — 0.5%
24	Altria Group, Inc.	832
20	Lorillard, Inc.	907

		1,739

	Total Consumer Staples	24,779

	Energy — 6.1%
	Energy Equipment & Services — 2.3%
5	Bristow Group, Inc.	397
44	C&J Energy Services, Inc. (a)	882
46	Diamond Offshore Drilling, Inc.	2,846
17	Ensco plc, (United Kingdom), Class A	900
21	Helix Energy Solutions Group, Inc. (a)	526
75	Nabors Industries Ltd., (Bermuda)	1,199
12	Oil States International, Inc. (a)	1,194
13	Rowan Cos. plc, Class A (a)	481

		8,425

	Oil, Gas & Consumable Fuels — 3.8%
36	Anadarko Petroleum Corp.	3,308
6	Chevron Corp.	753
16	ConocoPhillips	1,134
6	Marathon Petroleum Corp.	417
25	Newfield Exploration Co. (a)	673
15	Noble Energy, Inc.	1,025
24	Oasis Petroleum, Inc. (a)	1,191
32	Ship Finance International Ltd., (Norway)	482
37	Stone Energy Corp. (a)	1,210
50	Tesoro Corp.	2,211
38	Western Refining, Inc.	1,150

		13,554

	Total Energy	21,979

	Financials — 6.1%
	Capital Markets — 0.1%
6	Ameriprise Financial, Inc.	513

	Commercial Banks — 2.0%
37	East West Bancorp, Inc.	1,170
143	Huntington Bancshares, Inc.	1,183
5	PNC Financial Services Group, Inc. (The)	367
87	Popular, Inc., (Puerto Rico) (a)	2,277
89	Regions Financial Corp.	828
30	Wells Fargo & Co.	1,259

		7,084

	Consumer Finance — 0.7%
21	Discover Financial Services	1,062
65	SLM Corp.	1,621

		2,683

	Diversified Financial Services — 0.5%
25	Citigroup, Inc.	1,235
6	Moody’s Corp.	438

		1,673

	Insurance — 1.9%
28	Allstate Corp. (The)	1,431
9	American Financial Group, Inc.	485
12	Aspen Insurance Holdings Ltd., (Bermuda)	418
7	Everest Re Group Ltd., (Bermuda)	1,015
11	HCC Insurance Holdings, Inc.	464
35	Montpelier Re Holdings Ltd., (Bermuda)	916
14	Prudential Financial, Inc.	1,062
4	RenaissanceRe Holdings Ltd., (Bermuda)	398
6	Travelers Cos., Inc. (The)	480

		6,669

	Real Estate Investment Trusts (REITs) — 0.6%
31	Brandywine Realty Trust	414
18	CBL & Associates Properties, Inc.	348
13	Corporate Office Properties Trust	308
10	Highwoods Properties, Inc.	349
5	SL Green Realty Corp.	405
12	Weingarten Realty Investors	354

		2,178

	Thrifts & Mortgage Finance — 0.3%
18	Ocwen Financial Corp. (a)	996

	Total Financials	21,796

	Health Care — 11.4%
	Biotechnology — 2.0%
15	Amgen, Inc.	1,699
10	Gilead Sciences, Inc. (a)	627
54	PDL BioPharma, Inc.	428
32	United Therapeutics Corp. (a)	2,497
27	Vertex Pharmaceuticals, Inc. (a)	2,021

		7,272

	Health Care Equipment & Supplies — 3.2%
39	Alere, Inc. (a)	1,181
10	Becton, Dickinson & Co.	952
104	Boston Scientific Corp. (a)	1,218
93	CareFusion Corp. (a)	3,443
61	Medtronic, Inc.	3,248

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
		Health Care Equipment & Supplies — Continued
22		Stryker Corp.	1,477

			11,519

		Health Care Providers & Services — 4.3%
39		AmerisourceBergen Corp.	2,400
27		Centene Corp. (a)	1,755
19		Cigna Corp.	1,438
26		McKesson Corp.	3,336
59		Omnicare, Inc.	3,300
38		WellPoint, Inc.	3,150

			15,379

		Life Sciences Tools & Services — 0.4%
24		PAREXEL International Corp. (a)	1,213

		Pharmaceuticals — 1.5%
53		Endo Health Solutions, Inc. (a)	2,404
108		Pfizer, Inc.	3,103

			5,507

		Total Health Care	40,890

		Industrials — 15.5%
		Aerospace & Defense — 1.6%
13		Boeing Co. (The)	1,513
12		Esterline Technologies Corp. (a)	971
19		Huntington Ingalls Industries, Inc.	1,248
3		Northrop Grumman Corp.	296
5		Raytheon Co.	405
8		TransDigm Group, Inc.	1,173

			5,606

		Air Freight & Logistics — 0.1%
2		United Parcel Service, Inc., Class B	183

		Airlines — 0.7%
7		Alaska Air Group, Inc.	447
59		Delta Air Lines, Inc.	1,385
48		Southwest Airlines Co.	693

			2,525

		Commercial Services & Supplies — 1.8%
202		Pitney Bowes, Inc.	3,678
187		R.R. Donnelley & Sons Co.	2,949

			6,627

		Construction & Engineering — 1.9%
110		AECOM Technology Corp. (a)	3,453
24		EMCOR Group, Inc.	951
14		Fluor Corp.	959
29		URS Corp.	1,578

			6,941

		Electrical Equipment — 0.6%
20		Brady Corp., Class A	610
24		EnerSys, Inc.	1,476

			2,086

		Industrial Conglomerates — 0.2%
37		General Electric Co.	880

		Machinery — 5.8%
18		AGCO Corp.	1,064
29		Briggs & Stratton Corp.	577
54		Crane Co.	3,333
36		IDEX Corp.	2,333
25		Ingersoll-Rand plc, (Ireland)	1,604
96		ITT Corp.	3,445
6		Middleby Corp. (The) (a)	1,218
73		Oshkosh Corp. (a)	3,579
—	(h)	Standex International Corp.	20
52		Terex Corp. (a)	1,752
45		Titan International, Inc.	662
29		Trinity Industries, Inc.	1,297

			20,884

		Marine — 0.2%
21		Matson, Inc.	547

		Professional Services — 2.4%
8		Corporate Executive Board Co. (The)	603
27		Dun & Bradstreet Corp. (The)	2,770
43		Manpowergroup, Inc.	3,113
21		Towers Watson & Co., Class A	2,204

			8,690

		Road & Rail — 0.2%
39		Swift Transportation Co. (a)	797

		Total Industrials	55,766

		Information Technology — 20.4%
		Communications Equipment — 2.2%
15		Aruba Networks, Inc. (a)	242
458		Brocade Communications Systems, Inc. (a)	3,687
58		Cisco Systems, Inc.	1,370
17		Harris Corp.	1,006
146		Polycom, Inc. (a)	1,589

			7,894

		Computers & Peripherals — 3.6%
144		Hewlett-Packard Co.	3,027
61		Lexmark International, Inc., Class A	2,020
79		NetApp, Inc.	3,360
30		Seagate Technology plc, (Ireland)	1,318

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Computers & Peripherals — Continued
50	Western Digital Corp.	3,163

		12,888

	Electronic Equipment, Instruments & Components — 1.4%
19	Avnet, Inc.	813
145	Jabil Circuit, Inc.	3,141
21	SYNNEX Corp. (a)	1,284

		5,238

	Internet Software & Services — 2.1%
21	AOL, Inc. (a)	738
1	Google, Inc., Class A (a)	964
6	ValueClick, Inc. (a)	117
32	VeriSign, Inc. (a)	1,642
121	Yahoo!, Inc. (a)	4,004

		7,465

	IT Services — 3.4%
90	Amdocs Ltd.	3,294
20	CACI International, Inc., Class A (a)	1,348
65	Computer Sciences Corp.	3,374
49	Convergys Corp.	918
13	CoreLogic, Inc. (a)	338
19	Gartner, Inc. (a)	1,153
9	Jack Henry & Associates, Inc.	466
25	NeuStar, Inc., Class A (a)	1,245

		12,136

	Office Electronics — 0.4%
89	Xerox Corp.	920
9	Zebra Technologies Corp., Class A (a)	397

		1,317

	Semiconductors & Semiconductor Equipment — 2.3%
46	Applied Materials, Inc.	806
30	Broadcom Corp., Class A	780
21	Freescale Semiconductor Ltd. (a)	350
19	KLA-Tencor Corp.	1,152
7	Lam Research Corp. (a)	338
264	Marvell Technology Group Ltd., (Bermuda)	3,032
69	NVIDIA Corp.	1,080
100	PMC-Sierra, Inc. (a)	661

		8,199

	Software — 5.0%
211	Activision Blizzard, Inc.	3,513
87	Autodesk, Inc. (a)	3,595
48	CA, Inc.	1,420
90	Cadence Design Systems, Inc. (a)	1,214
37	Microsoft Corp.	1,236
20	Oracle Corp.	648
13	PTC, Inc. (a)	379
183	Rovi Corp. (a)	3,516
68	Symantec Corp.	1,678
47	Take-Two Interactive Software, Inc. (a)	858

		18,057

	Total Information Technology	73,194

	Materials — 5.4%
	Chemicals — 0.5%
24	H.B. Fuller Co.	1,095
41	Huntsman Corp.	838

		1,933

	Containers & Packaging — 2.3%
29	Avery Dennison Corp.	1,277
17	Ball Corp.	761
18	Greif, Inc., Class A	904
35	Owens-Illinois, Inc. (a)	1,064
21	Packaging Corp. of America	1,190
49	Sealed Air Corp.	1,333
37	Silgan Holdings, Inc.	1,727

		8,256

	Metals & Mining — 1.1%
13	Kaiser Aluminum Corp.	900
13	Reliance Steel & Aluminum Co.	970
30	Steel Dynamics, Inc.	502
18	SunCoke Energy, Inc. (a)	309
35	Worthington Industries, Inc.	1,203

		3,884

	Paper & Forest Products — 1.5%
43	Domtar Corp., (Canada)	3,417
41	Louisiana-Pacific Corp. (a)	729
21	Schweitzer-Mauduit International, Inc.	1,281

		5,427

	Total Materials	19,500

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
87	AT&T, Inc.	2,944
186	Frontier Communications Corp.	777
2	Verizon Communications, Inc.	99

		3,820

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — Continued
	Wireless Telecommunication Services — 0.1%
22	T-Mobile US, Inc. (a)	583

	Total Telecommunication Services	4,403

	Utilities — 2.7%
	Gas Utilities — 1.1%
19	AGL Resources, Inc.	895
83	UGI Corp.	3,267

		4,162

	Independent Power Producers & Energy Traders — 1.5%
259	AES Corp.	3,438
93	Calpine Corp. (a)	1,809

		5,247

	Multi-Utilities — 0.1%
12	Ameren Corp.	420

	Total Utilities	9,829

	Total Common Stocks (Cost $267,289)	327,437

Short-Term Investment — 8.8%
	Investment Company — 8.8%
31,666	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $31,666)	31,666

	Total Investments — 99.9% (Cost $298,955)	359,103
	Other Assets in Excess of Liabilities — 0.1%	299

	NET ASSETS — 100.0%	$359,402

Short Positions — 88.3%
	Common Stocks — 88.3%
	Consumer Discretionary — 14.6%
	Automobiles — 0.9%
15	Harley-Davidson, Inc.	988
11	Tesla Motors, Inc. (a)	2,074

		3,062

	Distributors — 0.2%
19	LKQ Corp. (a)	614

	Hotels, Restaurants & Leisure — 3.2%
30	BJ’s Restaurants, Inc. (a)	848
34	Carnival Corp.	1,100
4	Chipotle Mexican Grill, Inc. (a)	1,649
27	Choice Hotels International, Inc.	1,166
64	Darden Restaurants, Inc.	2,945
4	McDonald’s Corp.	403
44	Royal Caribbean Cruises Ltd.	1,699
25	Yum! Brands, Inc.	1,769

		11,579

	Household Durables — 0.6%
36	D.R. Horton, Inc.	693
11	Harman International Industries, Inc.	702
18	Tempur Sealy International, Inc. (a)	772

		2,167

	Media — 3.8%
25	Charter Communications, Inc., Class A (a)	3,328
15	Discovery Communications, Inc., Class A (a)	1,249
51	DreamWorks Animation SKG, Inc., Class A (a)	1,451
84	Interpublic Group of Cos., Inc. (The)	1,450
14	John Wiley & Sons, Inc., Class A	678
10	Lamar Advertising Co., Class A (a)	491
7	Liberty Global plc, (United Kingdom), Class A (a)	544
85	Live Nation Entertainment, Inc. (a)	1,582
53	New York Times Co. (The), Class A (a)	663
395	Sirius XM Radio, Inc.	1,527
18	Thomson Reuters Corp.	627

		13,590

	Multiline Retail — 0.9%
45	Family Dollar Stores, Inc.	3,265

	Specialty Retail — 3.3%
33	Finish Line, Inc. (The), Class A	817
17	Group 1 Automotive, Inc.	1,337
21	Jos. A. Bank Clothiers, Inc. (a)	943
31	Monro Muffler Brake, Inc.	1,461
44	Pier 1 Imports, Inc.	868
41	Sally Beauty Holdings, Inc. (a)	1,076
28	Signet Jewelers Ltd., (Bermuda)	2,007
26	Tractor Supply Co.	1,734
14	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,713

		11,956

	Textiles, Apparel & Luxury Goods — 1.7%
108	Fifth & Pacific Cos., Inc. (a)	2,726
9	Lululemon Athletica, Inc., (Canada) (a)	661
153	Quiksilver, Inc. (a)	1,073

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Textiles, Apparel & Luxury Goods — Continued
23	Under Armour, Inc., Class A (a)	1,798

		6,258

	Total Consumer Discretionary	52,491

	Consumer Staples — 6.1%
	Beverages — 1.5%
16	Beam, Inc.	1,050
47	Brown-Forman Corp., Class B	3,174
21	Monster Beverage Corp. (a)	1,074

		5,298

	Food & Staples Retailing — 1.7%
14	Pricesmart, Inc.	1,308
56	United Natural Foods, Inc. (a)	3,734
20	Whole Foods Market, Inc.	1,148

		6,190

	Food Products — 1.7%
41	Hain Celestial Group, Inc. (The) (a)	3,196
24	Hormel Foods Corp.	1,021
20	McCormick & Co., Inc. (Non-Voting)	1,285
24	Mondelez International, Inc., Class A	751

		6,253

	Household Products — 0.2%
8	Procter & Gamble Co. (The)	640

	Personal Products — 1.0%
23	Elizabeth Arden, Inc. (a)	858
39	Estee Lauder Cos., Inc. (The), Class A	2,695

		3,553

	Total Consumer Staples	21,934

	Energy — 8.6%
	Energy Equipment & Services — 1.9%
19	Dresser-Rand Group, Inc. (a)	1,179
24	FMC Technologies, Inc. (a)	1,314
150	Key Energy Services, Inc. (a)	1,094
451	McDermott International, Inc. (a)	3,349

		6,936

	Oil, Gas & Consumable Fuels — 6.7%
43	Approach Resources, Inc. (a)	1,142
6	Cimarex Energy Co.	539
36	Concho Resources, Inc. (a)	3,893
84	CONSOL Energy, Inc.	2,832
12	Continental Resources, Inc. (a)	1,307
25	Golar LNG Ltd., (Bermuda)	941
44	Gulfport Energy Corp. (a)	2,807
17	Kinder Morgan, Inc.	596
49	Kodiak Oil & Gas Corp. (a)	592
40	Laredo Petroleum Holdings, Inc. (a)	1,181
23	PDC Energy, Inc. (a)	1,350
35	QEP Resources, Inc.	963
14	Range Resources Corp.	1,050
21	SM Energy Co.	1,645
41	Spectra Energy Corp.	1,415
15	World Fuel Services Corp.	542
67	WPX Energy, Inc. (a)	1,287

		24,082

	Total Energy	31,018

	Financials — 5.9%
	Capital Markets — 1.3%
135	Ares Capital Corp.	2,341
109	Janus Capital Group, Inc.	923
17	T. Rowe Price Group, Inc.	1,247

		4,511

	Commercial Banks — 1.0%
34	Hancock Holding Co.	1,071
114	TCF Financial Corp.	1,629
2	United Bankshares, Inc.	63
82	Valley National Bancorp	821

		3,584

	Diversified Financial Services — 0.3%
14	CME Group, Inc.	1,052

	Insurance — 2.0%
1	Alleghany Corp. (a)	590
11	Arch Capital Group Ltd., (Bermuda) (a)	572
22	Cincinnati Financial Corp.	1,056
3	Markel Corp. (a)	1,372
13	Marsh & McLennan Cos., Inc.	547
93	MBIA, Inc. (a)	952
26	Mercury General Corp.	1,266
64	Old Republic International Corp.	989

		7,344

	Real Estate Investment Trusts (REITs) — 0.6%
67	American Capital Agency Corp.	1,503
23	Ryman Hospitality Properties, Inc.	802

		2,305

	Thrifts & Mortgage Finance — 0.7%
98	Capitol Federal Financial, Inc.	1,216

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Thrifts & Mortgage Finance — Continued
82	People’s United Financial, Inc.	1,183

		2,399

	Total Financials	21,195

	Health Care — 10.0%
	Biotechnology — 0.6%
4	Biogen Idec, Inc. (a)	891
9	BioMarin Pharmaceutical, Inc. (a)	654
14	Cepheid, Inc. (a)	558

		2,103

	Health Care Equipment & Supplies — 2.3%
25	Cooper Cos., Inc. (The)	3,216
17	DENTSPLY International, Inc.	736
35	Haemonetics Corp. (a)	1,403
15	HeartWare International, Inc. (a)	1,116
2	Intuitive Surgical, Inc. (a)	656
42	Volcano Corp. (a)	1,010

		8,137

	Health Care Providers & Services — 3.5%
124	Brookdale Senior Living, Inc. (a)	3,263
65	Catamaran Corp. (a)	2,972
37	DaVita HealthCare Partners, Inc. (a)	2,088
17	Quest Diagnostics, Inc.	1,076
30	Team Health Holdings, Inc. (a)	1,143
17	Tenet Healthcare Corp. (a)	696
19	WellCare Health Plans, Inc. (a)	1,292

		12,530

	Health Care Technology — 1.1%
29	athenahealth, Inc. (a)	3,189
40	HMS Holdings Corp. (a)	869

		4,058

	Life Sciences Tools & Services — 0.5%
16	Covance, Inc. (a)	1,406
16	PerkinElmer, Inc.	588

		1,994

	Pharmaceuticals — 2.0%
47	Akorn, Inc. (a)	927
56	Auxilium Pharmaceuticals, Inc. (a)	1,029
36	Bristol-Myers Squibb Co.	1,647
13	Perrigo Co.	1,566
61	Zoetis, Inc.	1,884

		7,053

	Total Health Care	35,875

	Industrials — 15.5%
	Aerospace & Defense — 1.4%
49	Hexcel Corp. (a)	1,884
8	Precision Castparts Corp.	1,798
15	Teledyne Technologies, Inc. (a)	1,276

		4,958

	Building Products — 1.0%
20	Armstrong World Industries, Inc. (a)	1,115
37	Owens Corning (a)	1,414
36	Simpson Manufacturing Co., Inc.	1,167

		3,696

	Commercial Services & Supplies — 3.0%
56	Clean Harbors, Inc. (a)	3,279
37	Covanta Holding Corp.	790
24	Iron Mountain, Inc.	652
36	Republic Services, Inc.	1,196
6	Rollins, Inc.	150
12	Stericycle, Inc. (a)	1,344
39	Waste Connections, Inc.	1,761
36	Waste Management, Inc.	1,488

		10,660

	Construction & Engineering — 0.4%
60	Quanta Services, Inc. (a)	1,663

	Electrical Equipment — 0.5%
12	Acuity Brands, Inc.	1,123
92	GrafTech International Ltd. (a)	778

		1,901

	Machinery — 5.5%
41	Caterpillar, Inc.	3,413
15	Chart Industries, Inc. (a)	1,872
24	CLARCOR, Inc.	1,318
27	Donaldson Co., Inc.	1,046
18	Graco, Inc.	1,310
129	Harsco Corp.	3,213
46	Joy Global, Inc.	2,330
31	Navistar International Corp. (a)	1,129
26	PACCAR, Inc.	1,438
10	Toro Co. (The)	549
8	WABCO Holdings, Inc. (a)	642
36	Woodward, Inc.	1,451

		19,711

	Marine — 0.4%
17	Kirby Corp. (a)	1,506

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
		Professional Services — 0.7%
21		Advisory Board Co. (The) (a)	1,235
11		IHS, Inc., Class A (a)	1,274

			2,509

		Road & Rail — 0.8%
20		Genesee & Wyoming, Inc., Class A (a)	1,904
14		Ryder System, Inc.	840

			2,744

		Trading Companies & Distributors — 1.8%
26		Beacon Roofing Supply, Inc. (a)	968
72		Fastenal Co.	3,623
20		GATX Corp.	956
24		Textainer Group Holdings Ltd., (Bermuda)	894

			6,441

		Total Industrials	55,789

		Information Technology — 19.3%
		Communications Equipment — 1.4%
10		F5 Networks, Inc. (a)	834
53		JDS Uniphase Corp. (a)	782
12		NETGEAR, Inc. (a)	383
49		ViaSat, Inc. (a)	3,114

			5,113

		Computers & Peripherals — 1.8%
89		NCR Corp. (a)	3,520
27		Stratasys Ltd. (a)	2,713

			6,233

		Electronic Equipment, Instruments & Components — 4.2%
53		Arrow Electronics, Inc. (a)	2,594
48		Ingram Micro, Inc., Class A (a)	1,102
55		IPG Photonics Corp.	3,113
108		National Instruments Corp.	3,346
119		Trimble Navigation Ltd. (a)	3,540
41		Universal Display Corp. (a)	1,302

			14,997

		Internet Software & Services — 2.1%
27		Akamai Technologies, Inc. (a)	1,408
36		Bankrate, Inc. (a)	747
18		Cornerstone OnDemand, Inc. (a)	929
13		eBay, Inc. (a)	741
10		Facebook, Inc., Class A (a)	500
63		Rackspace Hosting, Inc. (a)	3,304

			7,629

		IT Services — 2.2%
17		Automatic Data Processing, Inc.	1,262
7		FleetCor Technologies, Inc. (a)	761
7		MAXIMUS, Inc.	330
90		Paychex, Inc.	3,664
17		Teradata Corp. (a)	939
37		VeriFone Systems, Inc. (a)	853

			7,809

		Semiconductors & Semiconductor Equipment — 2.1%
40		Cavium, Inc. (a)	1,667
38		Microchip Technology, Inc.	1,515
28		Power Integrations, Inc.	1,514
36		Semtech Corp. (a)	1,066
23		Silicon Laboratories, Inc. (a)	974
25		Veeco Instruments, Inc. (a)	927

			7,663

		Software — 5.5%
23		ACI Worldwide, Inc. (a)	1,245
31		BroadSoft, Inc. (a)	1,130
3		Citrix Systems, Inc. (a)	209
—	(h)	Compuware Corp.	5
9		FactSet Research Systems, Inc.	971
51		Fortinet, Inc. (a)	1,029
28		MICROS Systems, Inc. (a)	1,397
21		NetSuite, Inc. (a)	2,226
54		Qlik Technologies, Inc. (a)	1,862
29		Red Hat, Inc. (a)	1,342
65		Salesforce.com, Inc. (a)	3,388
21		ServiceNow, Inc. (a)	1,099
7		Tyler Technologies, Inc. (a)	614
22		Ultimate Software Group, Inc. (The) (a)	3,243

			19,760

		Total Information Technology	69,204

		Materials — 4.6%
		Chemicals — 2.8%
13		Air Products & Chemicals, Inc.	1,349
6		Airgas, Inc.	628
33		FMC Corp.	2,382
125		Intrepid Potash, Inc.	1,963
16		Mosaic Co. (The)	698
24		Praxair, Inc.	2,839
1		Sensient Technologies Corp.	72

			9,931

		Construction Materials — 0.4%
24		Texas Industries, Inc. (a)	1,617

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — Continued
	Containers & Packaging — 0.4%
33	MeadWestvaco Corp.	1,259

	Metals & Mining — 1.0%
4	Allegheny Technologies, Inc.	113
44	Allied Nevada Gold Corp. (a)	183
15	Carpenter Technology Corp.	867
19	Cliffs Natural Resources, Inc.	393
213	Hecla Mining Co.	668
29	Newmont Mining Corp.	818
3	Nucor Corp.	129
30	Walter Energy, Inc.	422

		3,593

	Total Materials	16,400

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.3%
215	Cincinnati Bell, Inc. (a)	585
25	Level 3 Communications, Inc. (a)	680

		1,265

	Wireless Telecommunication Services — 0.3%
14	Crown Castle International Corp. (a)	1,054

	Total Telecommunication Services	2,319

	Utilities — 3.1%
	Electric Utilities — 0.8%
16	Duke Energy Corp.	1,046
18	OGE Energy Corp.	654
30	Southern Co. (The)	1,251

		2,951

	Gas Utilities — 1.0%
43	ONEOK, Inc.	2,301
19	Piedmont Natural Gas Co., Inc.	614
13	South Jersey Industries, Inc.	786

		3,701

	Independent Power Producers & Energy Traders — 0.3%
31	NRG Energy, Inc.	854

	Multi-Utilities — 1.0%
33	Dominion Resources, Inc.	2,037
49	NiSource, Inc.	1,504

		3,541

	Total Utilities	11,047

	Total Short Positions (Proceeds $284,436)	$317,272

Percentages indicated are based on net assets.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(40)	E-mini S&P 500	12/20/13	$(3,349)	$24
(55)	S&P Mid Cap 400	12/20/13	(6,823)	(48)

				$(24)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of September 30, 2013.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,962
Aggregate gross unrealized depreciation	(4,814)

Net unrealized appreciation/depreciation	$60,148

Federal income tax cost of investments	$298,955

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$359,103	$—	$—	$359,103
Total Liabilities (a)	(317,272)	—	—	(317,272)
Appreciation in Other Financial Instruments
Futures Contracts	$24	$—	$—	$24
Depreciation in Other Financial Instruments
Futures Contracts	$(48)	$—	$—	$(48)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.6%
	Consumer Discretionary — 13.8%
	Distributors — 1.0%
192	Pool Corp.	10,753

	Diversified Consumer Services — 0.7%
155	Sotheby’s	7,604

	Hotels, Restaurants & Leisure — 1.6%
150	Life Time Fitness, Inc. (a)	7,734
537	Scientific Games Corp., Class A (a)	8,691

		16,425

	Household Durables — 1.3%
418	La-Z-Boy, Inc.	9,489
306	TRI Pointe Homes, Inc. (a)	4,492

		13,981

	Internet & Catalog Retail — 1.7%
205	Blue Nile, Inc. (a)	8,408
353	HomeAway, Inc. (a)	9,887

		18,295

	Leisure Equipment & Products — 0.5%
134	Brunswick Corp.	5,339

	Media — 1.0%
905	ReachLocal, Inc. (a)	10,781

	Specialty Retail — 4.0%
105	Conn’s, Inc. (a)	5,243
246	Five Below, Inc. (a)	10,755
514	Francesca’s Holdings Corp. (a)	9,583
104	Lumber Liquidators Holdings, Inc. (a)	11,136
134	Penske Automotive Group, Inc.	5,721

		42,438

	Textiles, Apparel & Luxury Goods — 2.0%
244	Skechers U.S.A., Inc., Class A (a)	7,594
235	Wolverine World Wide, Inc.	13,672

		21,266

	Total Consumer Discretionary	146,882

	Consumer Staples — 2.3%
	Food & Staples Retailing — 0.2%
105	Fairway Group Holdings Corp. (a)	2,681

	Food Products — 2.1%
259	Annie’s, Inc. (a)	12,730
146	Snyders-Lance, Inc.	4,217
269	WhiteWave Foods Co., Class A (a)	5,373

		22,320

	Total Consumer Staples	25,001

	Energy — 5.0%
	Energy Equipment & Services — 2.3%
151	Dril-Quip, Inc. (a)	17,365
281	Forum Energy Technologies, Inc. (a)	7,579

		24,944

	Oil, Gas & Consumable Fuels — 2.7%
213	Delek U.S. Holdings, Inc.	4,501
456	Laredo Petroleum Holdings, Inc. (a)	13,523
220	Oasis Petroleum, Inc. (a)	10,793

		28,817

	Total Energy	53,761

	Financials — 8.1%
	Capital Markets — 3.8%
239	Cohen & Steers, Inc.	8,435
270	Financial Engines, Inc.	16,031
859	PennantPark Investment Corp.	9,670
153	Stifel Financial Corp. (a)	6,291

		40,427

	Commercial Banks — 0.8%
98	Signature Bank (a)	8,986

	Insurance — 1.2%
315	Amtrust Financial Services, Inc.	12,290

	Real Estate Investment Trusts (REITs) — 2.3%
319	CubeSmart	5,688
201	Douglas Emmett, Inc. (m)	4,726
85	EastGroup Properties, Inc.	5,047
437	Glimcher Realty Trust	4,263
130	Highwoods Properties, Inc.	4,607

		24,331

	Total Financials	86,034

	Health Care — 22.4%
	Biotechnology — 8.7%
277	ACADIA Pharmaceuticals, Inc. (a)	7,615
175	Acceleron Pharma, Inc. (a)	3,888
149	Acorda Therapeutics, Inc. (a)	5,093
126	Aegerion Pharmaceuticals, Inc. (a)	10,784
268	AMAG Pharmaceuticals, Inc. (a)	5,748
183	Ariad Pharmaceuticals, Inc. (a)	3,369
223	Chimerix, Inc. (a)	4,908
114	Cubist Pharmaceuticals, Inc. (a)	7,262
467	Exact Sciences Corp. (a)	5,513
694	Halozyme Therapeutics, Inc. (a)	7,659
387	Insmed, Inc. (a)	6,040
155	Intrexon Corp. (a)	3,673

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Biotechnology — Continued
761	Keryx Biopharmaceuticals, Inc. (a)	7,681
95	Puma Biotechnology, Inc. (a)	5,096
606	Synta Pharmaceuticals Corp. (a)	3,822
848	Threshold Pharmaceuticals, Inc. (a)	3,941

		92,092

	Health Care Equipment & Supplies — 6.1%
514	GenMark Diagnostics, Inc. (a)	6,241
1,424	Imris, Inc., (Canada) (a)	2,292
434	Insulet Corp. (a)	15,744
1,053	Novadaq Technologies, Inc., (Canada) (a)	17,460
817	Syneron Medical Ltd., (Israel) (a)	7,045
369	Tornier N.V., (Netherlands) (a)	7,142
2,693	Unilife Corp. (a)	8,941

		64,865

	Health Care Providers & Services — 3.3%
382	Acadia Healthcare Co., Inc. (a)	15,074
516	Emeritus Corp. (a)	9,557
155	WellCare Health Plans, Inc. (a)	10,792

		35,423

	Health Care Technology — 0.5%
302	Vocera Communications, Inc. (a)	5,622

	Life Sciences Tools & Services — 2.0%
401	Bruker Corp. (a)	8,286
565	Fluidigm Corp. (a)	12,388

		20,674

	Pharmaceuticals — 1.8%
551	Nektar Therapeutics (a)	5,756
344	Sagent Pharmaceuticals, Inc. (a)	7,021
173	ViroPharma, Inc. (a)	6,810

		19,587

	Total Health Care	238,263

	Industrials — 22.0%
	Aerospace & Defense — 2.4%
198	HEICO Corp.	13,412
322	Hexcel Corp. (a)	12,476

		25,888

	Airlines — 1.1%
353	Spirit Airlines, Inc. (a)	12,108

	Building Products — 3.6%
166	Armstrong World Industries, Inc. (a)	9,114
278	Fortune Brands Home & Security, Inc.	11,563
341	Ply Gem Holdings, Inc. (a)	4,769
258	Trex Co., Inc. (a)	12,785

		38,231

	Electrical Equipment — 2.6%
178	Acuity Brands, Inc.	16,404
255	Generac Holdings, Inc.	10,858

		27,262

	Industrial Conglomerates — 1.1%
161	Carlisle Cos., Inc.	11,330

	Machinery — 3.0%
194	Graco, Inc.	14,378
83	Middleby Corp. (The) (a)	17,402

		31,780

	Marine — 1.0%
124	Kirby Corp. (a)	10,723

	Professional Services — 0.9%
386	TrueBlue, Inc. (a)	9,263

	Road & Rail — 2.4%
619	Marten Transport Ltd.	10,611
336	Old Dominion Freight Line, Inc. (a)	15,458

		26,069

	Trading Companies & Distributors — 3.9%
87	DXP Enterprises, Inc. (a)	6,889
124	MSC Industrial Direct Co., Inc., Class A	10,048
410	Rush Enterprises, Inc., Class A (a)	10,872
144	Watsco, Inc.	13,556

		41,365

	Total Industrials	234,019

	Information Technology — 24.4%
	Communications Equipment — 3.5%
452	Aruba Networks, Inc. (a)	7,529
1,051	Infinera Corp. (a)	11,888
188	Palo Alto Networks, Inc. (a)	8,597
574	Ruckus Wireless, Inc. (a)	9,659

		37,673

	Internet Software & Services — 7.2%
224	Cornerstone OnDemand, Inc. (a)	11,501
49	CoStar Group, Inc. (a)	8,303
352	Dealertrack Technologies, Inc. (a)	15,099
181	Demandware, Inc. (a)	8,404
406	Envestnet, Inc. (a)	12,601
71	OpenTable, Inc. (a)	4,945

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Internet Software & Services — Continued
348	Trulia, Inc. (a)	16,384

		77,237

	Semiconductors & Semiconductor Equipment — 3.8%
265	Cavium, Inc. (a)	10,928
145	Hittite Microwave Corp. (a)	9,500
913	Inphi Corp. (a)	12,257
474	Teradyne, Inc. (a)	7,830

		40,515

	Software — 9.9%
376	BroadSoft, Inc. (a)	13,562
99	CommVault Systems, Inc. (a)	8,738
497	Cyan, Inc. (a)	4,993
51	FireEye, Inc. (a)	2,114
259	Fortinet, Inc. (a)	5,238
130	Gigamon, Inc. (a)	5,007
191	Guidewire Software, Inc. (a)	8,995
216	Imperva, Inc. (a)	9,066
239	Infoblox, Inc. (a)	10,000
410	Model N, Inc. (a)	4,058
161	Qlik Technologies, Inc. (a)	5,524
365	Rally Software Development Corp. (a)	10,946
200	Splunk, Inc. (a)	12,012
66	Tableau Software, Inc., Class A (a)	4,720

		104,973

	Total Information Technology	260,398

	Telecommunication Services — 0.6%
	Wireless Telecommunication Services — 0.6%
924	Boingo Wireless, Inc. (a)	6,470

	Total Common Stocks (Cost $752,787)	1,050,828

Short-Term Investment — 1.5%
	Investment Company — 1.5%
15,684	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (Cost $15,684)	15,684

	Total Investments — 100.1% (Cost $768,471)	1,066,512
	Liabilities in Excess of Other Assets — (0.1)%	(691)

	NET ASSETS — 100.0%	$1,065,821

Percentages indicated are based on net assets.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$336,305
Aggregate gross unrealized depreciation	(38,264)

Net unrealized appreciation/depreciation	$298,041

Federal income tax cost of investments	$768,471

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,066,512	$—	$—	$1,066,512

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.2%
	Consumer Discretionary — 10.8%
	Auto Components — 1.5%
535	Dana Holding Corp.	12,219
173	Stoneridge, Inc. (a)	1,875
161	Superior Industries International, Inc.	2,862

		16,956

	Distributors — 0.1%
94	Stock Building Supply Holdings, Inc. (a)	1,229

	Diversified Consumer Services — 0.4%
439	Corinthian Colleges, Inc. (a)	961
170	Lincoln Educational Services Corp.	784
202	Regis Corp.	2,961

		4,706

	Hotels, Restaurants & Leisure — 1.2%
13	Biglari Holdings, Inc. (a)	5,365
37	ClubCorp Holdings, Inc. (a)	573
41	Einstein Noah Restaurant Group, Inc.	701
164	Isle of Capri Casinos, Inc. (a)	1,241
13	Jack in the Box, Inc. (a)	528
31	Red Robin Gourmet Burgers, Inc. (a)	2,218
190	Ruth’s Hospitality Group, Inc.	2,259
23	Scientific Games Corp., Class A (a)	364
17	Town Sports International Holdings, Inc.	221

		13,470

	Household Durables — 0.7%
96	Blyth, Inc.	1,326
10	Cavco Industries, Inc. (a)	553
60	CSS Industries, Inc.	1,448
66	Leggett & Platt, Inc.	2,002
8	Lifetime Brands, Inc.	119
24	NACCO Industries, Inc., Class A	1,330
20	WCI Communities, Inc. (a)	340
16	William Lyon Homes, Class A (a)	320

		7,438

	Internet & Catalog Retail — 0.3%
330	Orbitz Worldwide, Inc. (a)	3,178

	Media — 1.9%
28	AH Belo Corp., Class A	221
493	Digital Generation, Inc. (a)	6,378
150	Entercom Communications Corp., Class A (a)	1,320
239	Journal Communications, Inc., Class A (a)	2,046
13	LIN Media LLC, Class A (a)	269
244	McClatchy Co. (The), Class A (a)	733
32	Nexstar Broadcasting Group, Inc., Class A	1,429
6	Saga Communications, Inc., Class A	277
186	Sinclair Broadcast Group, Inc., Class A	6,220
74	Valassis Communications, Inc.	2,146

		21,039

	Multiline Retail — 0.7%
112	Bon-Ton Stores, Inc. (The)	1,179
87	Dillard’s, Inc., Class A	6,804

		7,983

	Specialty Retail — 3.1%
215	Brown Shoe Co., Inc.	5,041
210	Children’s Place Retail Stores, Inc. (The) (a)	12,168
148	hhgregg, Inc. (a)	2,650
119	New York & Co., Inc. (a)	689
1,196	Office Depot, Inc. (a)	5,776
504	OfficeMax, Inc.	6,441
110	Stein Mart, Inc.	1,515

		34,280

	Textiles, Apparel & Luxury Goods — 0.9%
183	Iconix Brand Group, Inc. (a)	6,073
58	Perry Ellis International, Inc.	1,094
112	Unifi, Inc. (a)	2,614

		9,781

	Total Consumer Discretionary	120,060

	Consumer Staples — 3.9%
	Food & Staples Retailing — 2.1%
6	Pantry, Inc. (The) (a)	69
3,597	Rite Aid Corp. (a)	17,121
134	Roundy’s, Inc.	1,156
59	Spartan Stores, Inc.	1,302
472	SUPERVALU, Inc. (a)	3,880

		23,528

	Food Products — 0.6%
84	Chiquita Brands International, Inc. (a)	1,057
17	Farmer Bros Co. (a)	252
72	Fresh Del Monte Produce, Inc.	2,149
5	John B Sanfilippo & Son, Inc.	123
106	Pinnacle Foods, Inc.	2,798
15	Seneca Foods Corp., Class A (a)	445

		6,824

	Household Products — 0.4%
572	Central Garden & Pet Co., Class A (a)	3,917

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Tobacco — 0.8%
183	Universal Corp.	9,315

	Total Consumer Staples	43,584

	Energy — 6.8%
	Energy Equipment & Services — 2.9%
430	Cal Dive International, Inc. (a)	882
47	Dawson Geophysical Co. (a)	1,536
171	Exterran Holdings, Inc. (a)	4,703
123	Global Geophysical Services, Inc. (a)	332
516	Helix Energy Solutions Group, Inc. (a)	13,096
529	Hercules Offshore, Inc. (a)	3,895
34	Key Energy Services, Inc. (a)	251
46	Natural Gas Services Group, Inc. (a)	1,226
216	Parker Drilling Co. (a)	1,232
45	Pioneer Energy Services Corp. (a)	336
56	SEACOR Holdings, Inc.	5,064

		32,553

	Oil, Gas & Consumable Fuels — 3.9%
33	Alon USA Energy, Inc.	337
372	Alpha Natural Resources, Inc. (a)	2,215
226	Arch Coal, Inc.	930
5	Delek U.S. Holdings, Inc.	114
157	EPL Oil & Gas, Inc. (a)	5,826
27	Equal Energy Ltd.	127
1,923	Forest Oil Corp. (a)	11,731
149	Frontline Ltd., (Bermuda) (a)	396
32	Green Plains Renewable Energy, Inc.	520
152	Knightsbridge Tankers Ltd., (Bermuda)	1,548
11	Panhandle Oil and Gas, Inc., Class A	311
512	Penn Virginia Corp. (a)	3,404
475	PetroQuest Energy, Inc. (a)	1,904
44	REX American Resources Corp. (a)	1,359
116	Stone Energy Corp. (a)	3,746
193	W&T Offshore, Inc.	3,416
163	Western Refining, Inc.	4,890
1	Westmoreland Coal Co. (a)	13

		42,787

	Total Energy	75,340

	Financials — 35.4%
	Capital Markets — 1.6%
155	Apollo Investment Corp.	1,265
72	Arlington Asset Investment Corp., Class A	1,717
12	Artisan Partners Asset Management, Inc.	644
164	Cowen Group, Inc., Class A (a)	566
18	Firsthand Technology Value Fund, Inc. (a)	438
24	GAMCO Investors, Inc., Class A	1,830
148	Gladstone Capital Corp.	1,292
330	Investment Technology Group, Inc. (a)	5,180
47	Janus Capital Group, Inc.	398
258	MCG Capital Corp.	1,300
42	MVC Capital, Inc.	545
69	NGP Capital Resources Co.	512
39	Oppenheimer Holdings, Inc., Class A	691
33	Piper Jaffray Cos. (a)	1,139

		17,517

	Commercial Banks — 14.3%
69	1st Source Corp.	1,849
16	1st United Bancorp, Inc.	115
5	American National Bankshares, Inc.	107
51	BancFirst Corp.	2,741
261	BancorpSouth, Inc.	5,212
115	Bank of Hawaii Corp.	6,235
43	Banner Corp.	1,645
215	BBCN Bancorp, Inc.	2,954
14	Bridge Capital Holdings (a)	229
17	Cascade Bancorp (a)	100
144	Cathay General Bancorp	3,370
15	Center Bancorp, Inc.	211
216	Central Pacific Financial Corp.	3,816
6	Century Bancorp, Inc., Class A	187
51	Chemical Financial Corp.	1,418
14	Citizens & Northern Corp.	269
117	City Holding Co.	5,063
69	CoBiz Financial, Inc.	662
38	Columbia Banking System, Inc.	944
95	Community Bank System, Inc.	3,235
78	Community Trust Bancorp, Inc.	3,154
24	Cullen/Frost Bankers, Inc.	1,665
49	Financial Institutions, Inc.	998
21	First Bancorp	306
230	First BanCorp, (Puerto Rico) (a)	1,308
209	First Busey Corp.	1,087
6	First Citizens BancShares, Inc., Class A	1,172
927	First Commonwealth Financial Corp.	7,038
17	First Community Bancshares, Inc.	278
126	First Financial Bancorp	1,910
26	First Financial Bankshares, Inc.	1,553
81	First Interstate Bancsystem, Inc.	1,963
32	First Merchants Corp.	551

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Commercial Banks — Continued
309	FirstMerit Corp.	6,710
326	FNB Corp.	3,948
1	Fulton Financial Corp.	14
148	Glacier Bancorp, Inc.	3,667
26	Great Southern Bancorp, Inc.	723
16	Guaranty Bancorp	216
59	Hancock Holding Co.	1,849
38	Heartland Financial USA, Inc.	1,061
25	Home Federal Bancorp, Inc.	309
37	Hudson Valley Holding Corp.	686
41	Lakeland Bancorp, Inc.	464
20	Lakeland Financial Corp.	640
172	MainSource Financial Group, Inc.	2,614
84	MB Financial, Inc.	2,366
42	Metro Bancorp, Inc. (a)	872
40	MetroCorp Bancshares, Inc.	556
394	OFG Bancorp, (Puerto Rico)	6,376
26	OmniAmerican Bancorp, Inc. (a)	641
55	Pacific Continental Corp.	720
109	PacWest Bancorp	3,749
13	Preferred Bank (a)	226
14	Republic Bancorp, Inc., Class A	383
15	S&T Bancorp, Inc.	371
9	S.Y. Bancorp, Inc.	249
99	Seacoast Banking Corp of Florida (a)	216
12	Sierra Bancorp	189
44	Simmons First National Corp., Class A	1,368
22	Southside Bancshares, Inc.	579
155	Southwest Bancorp, Inc. (a)	2,298
25	StellarOne Corp.	560
219	Sterling Financial Corp.	6,263
12	Suffolk Bancorp (a)	214
511	Susquehanna Bancshares, Inc.	6,418
39	SVB Financial Group (a)	3,394
308	TCF Financial Corp.	4,403
28	Tompkins Financial Corp.	1,285
101	Trustmark Corp.	2,573
131	UMB Financial Corp.	7,113
47	Umpqua Holdings Corp.	769
288	Union First Market Bankshares Corp.	6,740
11	Univest Corp of Pennsylvania	211
43	Valley National Bancorp	428
27	Washington Trust Bancorp, Inc.	833
78	Webster Financial Corp.	1,996
16	West Bancorporation, Inc.	226
96	Westamerica Bancorporation	4,780
288	Wilshire Bancorp, Inc.	2,355

		157,966

	Consumer Finance — 1.4%
194	DFC Global Corp. (a)	2,130
35	Green Dot Corp., Class A (a)	919
77	Nelnet, Inc., Class A	2,957
103	World Acceptance Corp. (a)	9,234

		15,240

	Diversified Financial Services — 0.4%
86	Marlin Business Services Corp.	2,139
87	PHH Corp. (a)	2,054
25	Resource America, Inc., Class A	200

		4,393

	Insurance — 4.3%
268	American Equity Investment Life Holding Co.	5,683
32	American Safety Insurance Holdings Ltd., (Bermuda) (a)	951
24	Arch Capital Group Ltd., (Bermuda) (a)	1,285
73	Argo Group International Holdings Ltd., (Bermuda)	3,134
525	CNO Financial Group, Inc.	7,557
8	Global Indemnity plc, (Ireland) (a)	206
51	Hallmark Financial Services (a)	453
164	Horace Mann Educators Corp.	4,657
71	Meadowbrook Insurance Group, Inc.	459
144	Platinum Underwriters Holdings Ltd., (Bermuda)	8,613
76	Primerica, Inc.	3,058
122	ProAssurance Corp.	5,515
45	StanCorp Financial Group, Inc.	2,454
221	Symetra Financial Corp.	3,935

		47,960

	Real Estate Investment Trusts (REITs) — 11.6%
16	American Assets Trust, Inc.	488
1,659	Anworth Mortgage Asset Corp.	8,011
137	Apartment Investment & Management Co., Class A	3,837
457	Ashford Hospitality Trust, Inc.	5,643
758	Capstead Mortgage Corp.	8,917
293	CBL & Associates Properties, Inc.	5,591
109	Chambers Street Properties (m)	955
28	Colonial Properties Trust	629

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Real Estate Investment Trusts (REITs) — Continued
233	CoreSite Realty Corp.	7,905
384	CubeSmart	6,845
363	CYS Investments, Inc.	2,950
1,332	DCT Industrial Trust, Inc.	9,577
222	DiamondRock Hospitality Co.	2,371
52	EPR Properties	2,554
495	FelCor Lodging Trust, Inc. (a)	3,052
88	First Industrial Realty Trust, Inc.	1,430
340	First Potomac Realty Trust (m)	4,279
58	Getty Realty Corp.	1,117
41	Highwoods Properties, Inc.	1,441
46	Home Properties, Inc.	2,651
111	Hospitality Properties Trust	3,144
55	LaSalle Hotel Properties	1,577
69	LTC Properties, Inc.	2,617
105	Parkway Properties, Inc.	1,871
159	Pennsylvania Real Estate Investment Trust	2,979
213	Potlatch Corp.	8,432
25	PS Business Parks, Inc.	1,865
680	RAIT Financial Trust	4,813
547	Redwood Trust, Inc.	10,776
53	Strategic Hotels & Resorts, Inc. (a)	457
302	Sunstone Hotel Investors, Inc.	3,846
10	Taubman Centers, Inc.	639
205	Washington Real Estate Investment Trust	5,190

		128,449

	Real Estate Management & Development — 0.4%
66	Alexander & Baldwin, Inc. (a)	2,359
107	Forestar Group, Inc. (a)	2,304

		4,663

	Thrifts & Mortgage Finance — 1.4%
17	BankFinancial Corp.	151
68	Beneficial Mutual Bancorp, Inc. (a)	677
103	Charter Financial Corp.	1,115
21	ESB Financial Corp.	269
10	Fox Chase Bancorp, Inc.	177
10	Kearny Financial Corp. (a)	104
39	OceanFirst Financial Corp.	660
185	Ocwen Financial Corp. (a)	10,306
68	Rockville Financial, Inc.	879
43	Westfield Financial, Inc.	304
18	WSFS Financial Corp.	1,072

		15,714

	Total Financials	391,902

	Health Care — 3.5%
	Biotechnology — 1.1%
6	Agios Pharmaceuticals, Inc. (a)	179
32	Clovis Oncology, Inc. (a)	1,915
25	Durata Therapeutics, Inc. (a)	221
14	Foundation Medicine, Inc. (a)	551
242	Insmed, Inc. (a)	3,773
21	OncoMed Pharmaceuticals, Inc. (a)	322
26	Onconova Therapeutics, Inc. (a)	696
427	PDL BioPharma, Inc.	3,403
81	Verastem, Inc. (a)	1,013

		12,073

	Health Care Equipment & Supplies — 1.1%
61	Greatbatch, Inc. (a)	2,089
58	Medical Action Industries, Inc. (a)	386
213	NuVasive, Inc. (a)	5,204
26	PhotoMedex, Inc. (a)	420
154	SurModics, Inc. (a)	3,650
108	Symmetry Medical, Inc. (a)	885

		12,634

	Health Care Providers & Services — 1.3%
51	Addus HomeCare Corp. (a)	1,477
148	Amedisys, Inc. (a)	2,549
35	Cross Country Healthcare, Inc. (a)	212
47	Gentiva Health Services, Inc. (a)	563
105	HealthSouth Corp.	3,617
35	LHC Group, Inc. (a)	812
30	Magellan Health Services, Inc. (a)	1,805
31	Providence Service Corp. (The) (a)	881
172	Skilled Healthcare Group, Inc., Class A (a)	752
62	Triple-S Management Corp., (Puerto Rico), Class B (a)	1,144

		13,812

	Life Sciences Tools & Services — 0.0% (g)
23	NanoString Technologies, Inc. (a)	256

	Pharmaceuticals — 0.0% (g)
14	Cornerstone Therapeutics, Inc. (a)	134

	Total Health Care	38,909

	Industrials — 14.6%
	Aerospace & Defense — 0.6%
207	AAR Corp. (m)	5,649
39	API Technologies Corp. (a)	115
37	Engility Holdings, Inc. (a)	1,168

		6,932

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Airlines — 1.1%
28	Alaska Air Group, Inc.	1,778
635	Republic Airways Holdings, Inc. (a)	7,555
225	SkyWest, Inc.	3,266

		12,599

	Building Products — 0.8%
221	Gibraltar Industries, Inc. (a)	3,146
57	NCI Building Systems, Inc. (a)	724
309	PGT, Inc. (a)	3,060
25	Trex Co., Inc. (a)	1,238

		8,168

	Commercial Services & Supplies — 3.9%
123	ABM Industries, Inc.	3,263
157	ACCO Brands Corp. (a)	1,043
534	ARC Document Solutions, Inc. (a)	2,450
1,313	Cenveo, Inc. (a)	3,873
70	Consolidated Graphics, Inc. (a)	3,941
27	Courier Corp.	421
17	Ennis, Inc.	307
77	G&K Services, Inc., Class A	4,626
82	HNI Corp.	2,978
51	Kimball International, Inc., Class B	569
252	Quad/Graphics, Inc.	7,658
176	Steelcase, Inc., Class A	2,917
212	United Stationers, Inc.	9,209

		43,255

	Construction & Engineering — 1.3%
73	Argan, Inc.	1,604
98	Comfort Systems USA, Inc.	1,648
214	EMCOR Group, Inc.	8,354
62	Michael Baker Corp.	2,517
59	Orion Marine Group, Inc. (a)	611

		14,734

	Electrical Equipment — 0.3%
151	LSI Industries, Inc.	1,274
25	Powell Industries, Inc. (a)	1,508

		2,782

	Machinery — 3.4%
66	AGCO Corp.	4,012
4	Ampco-Pittsburgh Corp.	74
198	Briggs & Stratton Corp.	3,992
196	Douglas Dynamics, Inc.	2,884
140	Federal Signal Corp. (a)	1,795
213	FreightCar America, Inc.	4,401
49	Hurco Cos., Inc.	1,254
48	Hyster-Yale Materials Handling, Inc.	4,304
109	Kadant, Inc.	3,675
60	Kaydon Corp.	2,145
22	Lydall, Inc. (a)	371
48	Mueller Industries, Inc.	2,694
206	Mueller Water Products, Inc., Class A	1,642
62	Standex International Corp.	3,707
15	Watts Water Technologies, Inc., Class A	823

		37,773

	Marine — 0.1%
41	International Shipholding Corp.	1,117

	Professional Services — 0.9%
133	Barrett Business Services, Inc.	8,972
7	CDI Corp.	107
10	VSE Corp.	484

		9,563

	Road & Rail — 1.2%
3	AMERCO	571
150	Arkansas Best Corp.	3,853
35	Celadon Group, Inc.	650
28	Heartland Express, Inc.	393
261	Saia, Inc. (a)	8,152

		13,619

	Trading Companies & Distributors — 1.0%
115	Aircastle Ltd.	2,009
173	Applied Industrial Technologies, Inc.	8,912

		10,921

	Total Industrials	161,463

	Information Technology — 11.1%
	Communications Equipment — 1.8%
128	ARRIS Group, Inc. (a)	2,179
279	Aviat Networks, Inc. (a)	721
43	Bel Fuse, Inc., Class B	758
102	Black Box Corp.	3,131
58	Calix, Inc. (a)	740
284	Comtech Telecommunications Corp.	6,909
268	Harmonic, Inc. (a)	2,063
24	Oplink Communications, Inc. (a)	442
159	Symmetricom, Inc. (a)	767
948	Tellabs, Inc.	2,151

		19,861

	Computers & Peripherals — 0.5%
323	Avid Technology, Inc. (a)	1,937

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Computers & Peripherals — Continued
283	QLogic Corp. (a)	3,092
62	Violin Memory, Inc. (a)	453

		5,482

	Electronic Equipment, Instruments & Components — 3.0%
240	Aeroflex Holding Corp. (a)	1,692
38	Agilysys, Inc. (a)	452
12	Anixter International, Inc. (a)	1,061
234	Benchmark Electronics, Inc. (a)	5,365
161	Checkpoint Systems, Inc. (a)	2,689
153	Cognex Corp.	4,789
67	Coherent, Inc.	4,123
48	Electro Scientific Industries, Inc.	560
77	Insight Enterprises, Inc. (a)	1,455
109	Newport Corp. (a)	1,696
73	Park Electrochemical Corp.	2,091
40	Richardson Electronics Ltd.	458
55	Tech Data Corp. (a)	2,760
269	TTM Technologies, Inc. (a)	2,627
99	Vishay Intertechnology, Inc. (a)	1,273

		33,091

	Internet Software & Services — 1.0%
191	Digital River, Inc. (a)	3,410
438	IntraLinks Holdings, Inc. (a)	3,855
60	Monster Worldwide, Inc. (a)	266
142	QuinStreet, Inc. (a)	1,342
142	Tremor Video, Inc. (a)	1,307
40	XO Group, Inc. (a)	521
12	Xoom Corp. (a)	386

		11,087

	IT Services — 2.0%
63	CACI International, Inc., Class A (a)	4,375
87	Convergys Corp.	1,633
167	CSG Systems International, Inc.	4,193
85	Euronet Worldwide, Inc. (a)	3,375
24	EVERTEC, Inc., (Puerto Rico)	535
220	Global Cash Access Holdings, Inc. (a)	1,719
198	Unisys Corp. (a)	4,982
56	Vantiv, Inc., Class A (a)	1,568

		22,380

	Semiconductors & Semiconductor Equipment — 2.0%
320	Advanced Energy Industries, Inc. (a)	5,598
148	Amkor Technology, Inc. (a)	636
216	DSP Group, Inc. (a)	1,523
72	First Solar, Inc. (a)	2,895
49	GSI Technology, Inc. (a)	343
46	IXYS Corp.	445
365	LTX-Credence Corp. (a)	2,400
55	Pericom Semiconductor Corp. (a)	427
213	Photronics, Inc. (a)	1,669
593	Spansion, Inc., Class A (a)	5,986
32	Supertex, Inc.	801

		22,723

	Software — 0.8%
117	Aspen Technology, Inc. (a)	4,056
45	Fair Isaac Corp.	2,465
23	FireEye, Inc. (a)	934
33	Rosetta Stone, Inc. (a)	536
149	Telenav, Inc. (a)	873

		8,864

	Total Information Technology	123,488

	Materials — 4.4%
	Chemicals — 1.1%
171	Minerals Technologies, Inc.	8,452
163	Tredegar Corp.	4,246

		12,698

	Containers & Packaging — 0.6%
441	Graphic Packaging Holding Co. (a)	3,771
115	Myers Industries, Inc.	2,314

		6,085

	Metals & Mining — 1.4%
290	Coeur Mining, Inc. (a)	3,492
24	Olympic Steel, Inc.	678
28	Schnitzer Steel Industries, Inc., Class A	758
70	SunCoke Energy, Inc. (a)	1,188
289	Worthington Industries, Inc.	9,933

		16,049

	Paper & Forest Products — 1.3%
44	Domtar Corp., (Canada)	3,502
48	Neenah Paper, Inc.	1,883
195	PH Glatfelter Co.	5,265
183	Resolute Forest Products, Inc., (Canada) (a)	2,414
21	Schweitzer-Mauduit International, Inc.	1,247

		14,311

	Total Materials	49,143

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.8%
26	Fairpoint Communications, Inc. (a)	243
386	Inteliquent, Inc.	3,732
321	magicJack VocalTec Ltd., (Israel) (a)	4,135
374	Vonage Holdings Corp. (a)	1,174

		9,284

	Wireless Telecommunication Services — 0.2%
42	Leap Wireless International, Inc. (a)	655
8	RingCentral, Inc., Class A (a)	148
55	USA Mobility, Inc.	776

		1,579

	Total Telecommunication Services	10,863

	Utilities — 5.7%
	Electric Utilities — 2.3%
208	El Paso Electric Co.	6,931
99	PNM Resources, Inc.	2,249
430	Portland General Electric Co.	12,133
36	Unitil Corp.	1,054
71	UNS Energy Corp.	3,291

		25,658

	Gas Utilities — 1.6%
59	AGL Resources, Inc.	2,734
14	Chesapeake Utilities Corp.	751
180	Laclede Group, Inc. (The)	8,095
32	Piedmont Natural Gas Co., Inc.	1,049
105	Southwest Gas Corp.	5,260

		17,889

	Independent Power Producers & Energy Traders — 0.3%
450	Atlantic Power Corp.	1,939
43	Pattern Energy Group, Inc. (a)	1,016

		2,955

	Multi-Utilities — 1.4%
241	Avista Corp.	6,355
198	NorthWestern Corp.	8,885

		15,240

	Water Utilities — 0.1%
45	California Water Service Group	912
44	Consolidated Water Co., Ltd., (Cayman Islands)	662

		1,574

	Total Utilities	63,316

	Total Common Stocks (Cost $833,012)	1,078,068

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.2%
2,380	U.S. Treasury Note, 0.250%, 11/30/13 (k) (m) (Cost $2,380)	2,380

SHARES
Short-Term Investment — 2.2%
	Investment Company — 2.2%
24,682	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $24,682)	24,682

	Total Investments — 99.6% (Cost $860,074)	1,105,130
	Other Assets in Excess of Liabilities — 0.4%	4,007

	NET ASSETS — 100.0%	$1,109,137

Percentages indicated are based on net assets.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
257	E-mini Russell 2000	12/20/13	$27,535	$434

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$269,825
Aggregate gross unrealized depreciation	(24,769)

Net unrealized appreciation/depreciation	$245,056

Federal income tax cost of investments	$860,074

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,102,750	$2,380	$—	$1,105,130
Appreciation in Other Financial Instruments
Futures Contracts	$434	$—	$—	$434

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 26, 2013

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
November 26, 2013